UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number     811-08321
                                  ---------------------------------------------

                        Investors Mark Series Fund, Inc.
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

     60 South Sixth Street, Minneapolis, MN                      55402
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       (Address of principal executive offices)                (Zip code)

     BISYS Fund Services, Inc., 3435 Stelzer Road, Columbus, OH 43219
-------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:   1-888-262-8131
                                                   ----------------------------

Date of fiscal year end:   December 31, 2003
                        -------------------------------------------------------

Date of reporting period:  January 1, 2003 through June 30, 2003
                         ------------------------------------------------------

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Sec. 3507.

ITEM  1.  REPORTS  TO  STOCKHOLDERS.

     Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).



                               SEMI-ANNUAL REPORT

                                  JUNE 30, 2003

                           Investors Mark Series Fund

--------------------------------------------------------------------------------
LETTER TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------

The six-month period ended June 30, 2003 has been a volatile time for investors in the US equity and fixed income markets. Weakness in the US economy and global political uncertainty contributed to a decline in many of the major stock market indices during the first six months of our fiscal year. Conversely, many bond market indices rose during the same period as investors looked for quality and safety in US fixed income portfolios. For the past three months of our fiscal year, however, the equity markets began to show positive growth, and all major market indices rose during the period. Your fund's performance has reflected this market volatility.

The following pages contain money manager commentaries for each of the portfolios in the Investors Mark Series Fund. We hope you will find these reports informative and useful. While they may differ, keep in mind that each reflects the individual manager's opinions about the past six months and future outlook for both the economy and specific types of investments in their respective portfolios. We appreciate your confidence and are dedicated to continuing to earn your business.

/s/Jennifer Lammers

Jennifer Lammers
President

Performance data contained in this report is for past periods only. Past performance is not predictive of future performance. Investment return and share value will fluctuate, and redemption value may be more or less than original cost.


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JUNE 30, 2003                                                                  1
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
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LARGE CAP VALUE
--------------------------------------------------------------------------------

The Large Cap Value strategy generated favorable absolute results in the second quarter, but underperformed its benchmark, the Russell 1000 Value Index. While equity market performance was strong during the period, it was led by the areas of the market that to date have exhibited the weakest fundamentals and highest risk profiles. This worked against our strategy and resulted in relative underperformance. We were hurt by results in the financial services, technology and utilities sectors. Areas of relative strength were the consumer discretionary and consumer staples sectors. We currently have a fairly constructive view on the economy and the stock market for the second half of 2003 and 2004. We expect the economy to pick up some gradual momentum in the second half of the year, driven by the massive amounts of monetary stimulus present today and the fiscal stimulus coming from Washington in 2004. However, expectations for a second half recovery have begun to get priced into the market, but they are predicated on encouraging earnings news. If that proves not to be the case, it could be a long summer for many investors.
David L. Babson & Company, Inc.

TOP HOLDINGS
                                    % of Total
-----------------------------------------------
Citigroup, Inc.                            3.9%
McDonald's Corp.                           3.6
Exxon Mobil Corp.                          3.2
American International Group, Inc.         3.1
Pfizer, Inc.                               3.1
-----------------------------------------------
Total                                     16.9%
-----------------------------------------------

As of June 30, 2003, schedule of investments. Subject to change.

TOTAL RETURN AS OF JUNE 30, 2003

                  Three     Six                         Since Commencement
                 Months   Months        One year        November 13, 1997
--------------------------------------------------------------------------
Large Cap Value   14.86%    7.48%        -8.02%               0.80%
--------------------------------------------------------------------------


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INVESTORS MARK SERIES FUND SEMIANNUAL REPORT                                   2
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
JUNE 30, 2003 (UNAUDITED)

LARGE CAP VALUE
--------------------------------------------------------------
SHARES   COMPANY                                  MARKET VALUE
--------------------------------------------------------------

COMMON STOCKS - 95.82%
BASIC MATERIALS - 8.71%
  2,000    Dow Chemical Co.                        $    61,920
  1,360    du Pont (E.I.) de Nemours & Co.              56,630
  1,500    PPG Industries, Inc.                         76,110
  1,790    Weyerhaeuser Co.                             96,660
                                                   -----------
                                                       291,320
                                                   ===========

CAPITAL GOODS - 5.74%
  1,430    Lockheed Martin Corp.                        68,025
    780    Parker-Hannifin Corp.                        32,752
  3,700    Rockwell Collins, Inc.                       91,131
                                                   -----------
                                                       191,908
                                                   ===========

CONSUMER CYCLICAL - 11.66%
  1,800    (The) Walt Disney Co.                        35,550
  1,000    Gannett Co., Inc.                            76,810
  5,120    Limited Brands, Inc.                         79,360
  5,500    McDonald's Corp.                            121,330
  3,200    Waste Management, Inc.                       77,088
                                                   -----------
                                                       390,138
                                                   ===========

CONSUMER STAPLES - 8.31%
  1,722    Diageo PLC ADR                               75,355
  2,500    H.J. Heinz Co.                               82,450
  2,000    Kellogg Co.                                  68,740
 11,500    Rite Aid Corp. *                             51,175
                                                   -----------
                                                       277,720
                                                   ===========

ENERGY - 8.65%
    420    Apache Corp.                                 27,325
  1,858    BP Amoco PLC ADR                             78,073
  3,000    Exxon Mobil Corp.                           107,730
  1,630    Royal Dutch Petroleum Co. ADR                75,991
                                                   -----------
                                                       289,119
                                                   ===========

FINANCIAL - 30.45%
    800    AFLAC, Inc.                                  24,600
  1,610    Allstate Corp.                               57,397
  1,960    American Express Co.                         81,948
  1,900    American International Group, Inc.          104,842
  1,000    Bank of America Corp.                        79,030
  3,080    Citigroup, Inc.                             131,823
    600    Everest Re Group Ltd.                        45,900
  1,100    Fifth Third Bancorp                          63,074
  1,500    Freddie Mac                                  76,155
  1,200    Morgan Stanley Dean Witter & Co.             51,300
  1,300    National City Corp.                          42,523
  1,600    Radian Group, Inc.                           58,640
  1,900    SLM Corp.                                    74,423
    250    Student Loan Corp.                           31,500
  1,890    Wells Fargo & Co.                            95,256
                                                   -----------
                                                     1,018,411
                                                   ===========

                                                         Continued on next page.
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JUNE 30, 2003                                                                  3
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
JUNE 30, 2003 (UNAUDITED)

LARGE CAP VALUE (Continued)
--------------------------------------------------------------
SHARES   COMPANY                                  MARKET VALUE
--------------------------------------------------------------

HEALTHCARE - 5.58%
  3,100    Bristol-Myers Squibb Co.                     84,165
  3,000    Pfizer, Inc.                                102,450
                                                   -----------
                                                       186,615
                                                   ===========

TECHNOLOGY - 6.22%
  4,920    Apple Computer, Inc. *                       94,070
  1,100    Automatic Data Processing, Inc.              37,246
    930    International Business Machines  Corp.       76,725
                                                   -----------
                                                       208,041
                                                   ===========

TELECOMMUNICATION SERVICES - 3.82%
  1,600    BCE, Inc.                                    36,976
  2,300    Verizon Communications, Inc.                 90,735
                                                   -----------
                                                       127,711
                                                   ===========

TRANSPORTATION & SERVICES - 2.26%
  1,300    Union Pacific Corp.                          75,426
                                                   ===========

UTILITIES - 4.42%
  1,600    Entergy Corp.                                84,448
    600    Exelon Corp.                                 35,886
    600    NSTAR                                        27,330
                                                   -----------
                                                       147,664
                                                   ===========

TOTAL COMMON STOCKS                                  3,204,073
(Cost $2,787,520)                                  ===========


INVESTMENT COMPANIES - 4.51%

  16,675   Wells Fargo Government Institutional
            Money Market                           $    16,675
 134,115   Wells Fargo Prime Investment
            Money Market                               134,116
                                                   -----------
TOTAL INVESTMENT COMPANIES                             150,791
                                                   ===========
(Cost $150,791)

TOTAL INVESTMENTS - 100.33%                          3,354,864
(Cost $2,938,311)

Other assets less liabilities - (0.33%)               (11,000)
                                                   -----------

TOTAL NET ASSETS - 100.00%                         $ 3,343,864
                                                   ===========

The identified cost of investments owned at June 30, 2003 was the same for financial statement and federal income tax purposes.

Net unrealized appreciation for federal income tax purposes was $416,553, which is comprised of unrealized appreciation of $482,802 and unrealized depreciation of ($66,249).

*Non-income producing security

ADR American Depositary Receipt


See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
INVESTORS MARK SERIES FUND SEMIANNUAL REPORT                                   4
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LARGE CAP GROWTH
--------------------------------------------------------------------------------

In addition to improved geopolitical climate, incremental economic stimulus sparked investor sentiment. New tax cuts were written into law, and the Federal Reserve lowered interest rates. Pessimism that existed throughout 2002 and in the first quarter of 2003 rapidly evaporated. Sectors levered to future economic growth performed best in the quarter, including technology holdings such as Cisco Systems, Dell Computers, and Microsoft. Despite promising product lineups and shrewd management teams, holdings such as Gillette and Procter & Gamble paused in the second quarter, causing the consumer staples portion of our portfolio to underperform. We are optimistic that 2004 will be the best year for the U.S. economy since 2000. Manufacturing seems to be stabilizing and consumer confidence continues to remain steady.

Columbia Management Group

TOP HOLDINGS
                                            % of Total
------------------------------------------------------
General Electric Co.                            4.2%
Pfizer, Inc.                                    4.1
Microsoft Corp.                                 4.1
Cisco Systems, Inc.                             4.0
Citigroup, Inc.                                 4.0
------------------------------------------------------
Total                                          20.4%
------------------------------------------------------

As of June 30, 2003, schedule of investments. Subject to change.

TOTAL RETURN AS OF JUNE 30, 2003

                   Three     Six                         Since Commencement
                  Months   Months        One Year        November 13, 1997
---------------------------------------------------------------------------
Large Cap Growth   13.80%   11.54%       -4.06%              -0.81%
---------------------------------------------------------------------------


--------------------------------------------------------------------------------
JUNE 30, 2003                                                                  5
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
JUNE 30, 2003 (UNAUDITED)

LARGE CAP GROWTH
--------------------------------------------------------------
SHARES     COMPANY/DESCRIPTION                    MARKET VALUE
--------------------------------------------------------------

COMMON STOCKS - 97.61%
CAPITAL GOODS - 9.14%
  2,000    Caterpillar, Inc.                       $   111,320
  5,500    General Electric Co.                        157,740
  1,500    Lockheed Martin Corp.                        71,355
                                                   -----------
                                                       340,415
                                                   ===========

CONSUMER CYCLICAL - 13.83%
  2,500    Carnival Corp.                               81,275
  1,500    Chico's FAS, Inc. *                          31,575
  1,500    Clear Channel Communications, Inc.*          63,585
  1,000    Coach, Inc. *                                49,740
  4,000    Home Depot, Inc.                            132,480
  2,000    Kohl's Corp. *                              102,760
  1,000    Wal-Mart Stores, Inc.                        53,670
                                                   -----------
                                                       515,085
                                                   ===========

CONSUMER STAPLES - 7.32%
  1,000    Coca-Cola Co.                                46,410
  1,500    Gillette Co.                                 47,790
  2,000    PepsiCo, Inc.                                89,000
  1,000    Procter & Gamble Co.                         89,180
                                                   -----------
                                                       272,380
                                                   ===========

ENERGY - 5.07%
  1,500    Schlumberger Ltd.                            71,355
  2,000    Smith International, Inc. *                  73,480
  2,000    Transocean Sedco Forex, Inc.                 43,940
                                                   -----------
                                                       188,775
                                                   ===========

FINANCIAL - 7.94%
  1,800    American International Group, Inc.           99,324
  3,500    Citigroup, Inc.                             149,800
  1,000    Merrill Lynch & Co.                          46,680
                                                   -----------
                                                       295,804
                                                   ===========

HEALTHCARE - 22.33%
  1,500    Amgen, Inc. *                                99,660
  2,000    Boston Scientific Corp. *                   122,200
    500    Gilead Sciences, Inc. *                      27,790
    500    IDEC Pharmaceuticals Corp. *                 17,000
  2,000    Johnson & Johnson, Inc.                     103,400
  2,500    Medtronic, Inc.                             119,925
  4,500    Pfizer, Inc.                                153,675
  1,000    Teva Pharmaceutical Industries Ltd.          56,930
  1,000    UnitedHealth Group, Inc.                     50,250
  2,000    Watson Pharmaceuticals, Inc. *               80,740
                                                   -----------
                                                       831,570
                                                   ===========

MEDIA & ENTERTAINMENT - 3.10%
 10,000    Liberty Media Corp. *                       115,600
                                                   ===========

TECHNOLOGY - 25.57%
  2,000    Analog Devices, Inc. *                       69,640
  9,000    Cisco Systems, Inc. *                       150,210
  1,000    Comverse Technology, Inc. *                  15,030
  3,500    Dell Computer Corp. *                       111,860
  2,500    First Data Corp.                            103,600
  1,500    Maxim Integrated Products, Inc.              51,285
  6,000    Microsoft Corp.                             153,660
  5,000    Oracle Corp. *                               60,100
  2,500    Paychex, Inc.                                73,275
  2,000    SAP AG                                       58,440
  3,500    Texas Instruments, Inc.                      61,600
  1,500    Veritas Software Corp. *                     43,005
                                                   -----------
                                                       951,705
                                                   ===========

TELECOMMUNICATIONS - 3.31%
  4,000    Nokia Corp., Cl. A                           65,720
 10,000    Sprint Corp., PCS Group *                    57,500
                                                   -----------
                                                       123,220
                                                   ===========

TOTAL COMMON STOCKS                                  3,634,554
                                                   ===========
(Cost $3,288,008)

INVESTMENT COMPANIES - 2.65%

98,570    Wells Fargo Prime Investment
           Money Market                                 98,570
                                                   ===========
(Cost $98,570)

TOTAL INVESTMENTS -  100.26%                         3,733,124
(Cost $3,386,578)

Other assets less liabilities - (0.26%)                 (9,840)
                                                   -----------

TOTAL NET ASSETS - 100.00%                         $ 3,723,284
                                                   ===========

The identified cost of investments owned at June 30, 2003 was the same for financial statement and federal income tax purposes.

Net unrealized appreciation for federal income tax purposes was $346,546, which is comprised of unrealized appreciation of $553,572 and unrealized depreciation of ($207,026).

*Non-income producing security


See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
INVESTORS MARK SERIES FUND SEMIANNUAL REPORT                                   6
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MID CAP EQUITY
--------------------------------------------------------------------------------

Looking ahead to the next few quarters, we believe that the economy will respond to the enormous stimulus coming from Washington in the form of very low interest rates and accelerated tax cuts. Corporate profits are leveraged to the improving economy, as firms have remained very aggressive cost cutters. Valuations are not cheap, but do not look to be out of line given the low rate environment. Given all this, we expect stocks to provide modest positive returns albeit with significant volatility (a summer sell-off would not be surprising). Returns will likely be driven by earnings growth more than by valuation changes. These returns may look very attractive compared to bonds, especially if rates return to normal levels.

STANDISH MELLON ASSET MANAGEMENT COMPANY LLC

TOP HOLDINGS
                                                        % of Total
------------------------------------------------------------------
Cullen/Frost Bankers, Inc.                                  2.0%
CenturyTel, Inc.                                            1.8
Banknorth Group, Inc.                                       1.6
Nordstrom, Inc.                                             1.5
T. Rowe Price Group, Inc.                                   1.5
------------------------------------------------------------------
Total                                                       8.4%
------------------------------------------------------------------

As of June 30, 2003, schedule of investments. Subject to change.


Total Return as of June 30, 2003

                THREE     SIX                          SINCE COMMENCEMENT
                MONTHS   MONTHS        ONE YEAR        NOVEMBER 13, 1997
-------------------------------------------------------------------------
Mid Cap Equity   19.12%   12.06%        -2.75%               5.84%
-------------------------------------------------------------------------


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JUNE 30, 2003                                                                  7
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
JUNE 30, 2003 (UNAUDITED)

MID CAP EQUITY
----------------------------------------------------------------
SHARES   COMPANY/DESCRIPTION                        MARKET VALUE
----------------------------------------------------------------
COMMON STOCKS - 97.65%
BASIC MATERIALS - 3.67%
  1,500    Arch Coal, Inc.                          $   34,470
    700    Bowater, Inc.                                26,215
    500    Mueller Industries, Inc. *                   13,555
  2,200    OM Group, Inc.                               32,406
  1,000    Plum Creek Timber Co., Inc.                  25,950
                                                   -----------
                                                       132,596
                                                   ===========

CAPITAL GOODS - 6.43%
    300    BorgWarner, Inc.                             19,320
  1,000    Florida Rock Industries, Inc.                41,280
  1,500    LAM Research Corp. *                         27,315
    700    Lincoln Electric Holdings, Inc.              14,287
  4,200    Louisiana-Pacific Corp. *                    45,528
  1,300    Rockwell Collins, Inc.                       32,019
    400    Simpson Manufacturing Co., Inc. *            14,640
    400    Temple-Inland, Inc.                          17,164
    600    Veridian Corp. *                             20,934
                                                   -----------
                                                       232,487
                                                   ===========

CONSUMER CYCLICAL - 11.32%
    600    Claire's Stores, Inc.                        15,216
  2,100    Duane Reade, Inc. *                          30,975
  1,200    Fairmont Hotels & Resorts, Inc.              28,080
  3,000    Foot Locker, Inc.                            39,750
    105    Hudson Highland Group, Inc. *                 1,996
    800    Mandalay Resort Group                        25,480
  1,200    Men's Wearhouse (The), Inc. *                26,220
    600    Nieman Marcus Group, Inc. *                  21,960
  2,800    Nordstrom, Inc.                              54,656
  1,100    Omnicare, Inc.                               37,169
    800    Reebok International Ltd. *                  26,904
  1,900    Staples, Inc. *                              34,865
  1,800    Yankee Candle (The) Co., Inc *               41,796
    600    Zale Corp. *                                 24,000
                                                   -----------
                                                       409,067
                                                   ===========

CONSUMER STAPLES - 4.83%
  1,150    Dean Foods Co. *                             36,225
  1,500    Dial Corp.                                   29,175
    900    J.M. Smucker (The) Co.                       35,901
    600    Knight-Ridder, Inc.                          41,358
    800    Toro (The) Co.                               31,800
                                                   -----------
                                                       174,459
                                                   ===========

ENERGY - 6.10%
    300    Evergreen Resources, Inc. *                  16,293
  6,600    Grey Wolf, Inc. *                            26,664
    200    Hydril Co. *                                  5,450
    800    Murphy Oil Corp.                             42,080
    800    Patterson-UTI Energy, Inc. *                 25,920
  1,000    Pride International, Inc. *                  18,820
  1,200    Tetra Technologies, Inc. *                   35,580
    600    Weatherford International Ltd. *             25,140
    600    Western Gas Resources, Inc.                  23,760
     33    XTO Energy, Inc.                                664
                                                   -----------
                                                       220,371
                                                   ===========

FINANCIAL - 24.91%
    400    Alexandria Real Estate Equities, Inc.        18,000
    250    AMBAC Financial Group, Inc.                  16,563
  1,100    Arthur J. Gallagher & Co.                    29,920
  1,300    Bank of Hawaii Corp.                         43,095
  2,200    Banknorth Group, Inc.                        56,144
  1,900    CenturyTel, Inc.                             66,215
  1,050    Charter One Financial, Inc.                  32,739
    400    City National Corp.                          17,824
  2,200    Cullen/Frost Bankers, Inc.                   70,620
    700    Federated Investors, Inc.                    19,194
    800    FirstFed Financial Corp. *                   28,232
    700    Health Care Property Investors, Inc.         29,645
  1,000    Hibernia Corp., Cl. A                        18,160
    700    Investors Financial Services Corp.           20,307
    200    Jefferies Group, Inc.                         9,958
  1,200    Kroll, Inc. *                                32,472
    615    Liberty Property Trust                       21,279
    700    LNR Property Corp.                           26,180
    800    Mercantile Bankshares Corp.                  31,504
  1,466    New York Community Bancorp, Inc.             42,646
  2,000    Providian Financial Corp. *                  18,520
    900    S&P 400 Mid-Cap Depositary Receipt           78,947
  1,100    SEI Investments Co.                          35,200
    500    SL Green Realty Corp.                        17,445
  1,400    T. Rowe Price Group, Inc.                    52,850
  1,100    Watson Wyatt & Co. Holdings *                25,498
    800    Zions Bancorp                                40,488
                                                   -----------
                                                       899,645
                                                   ===========


--------------------------------------------------------------------------------
INVESTORS MARK SERIES FUND SEMIANNUAL REPORT                                   8
--------------------------------------------------------------------------------

----------------------------------------------------------------
SHARES   COMPANY/DESCRIPTION                        MARKET VALUE
----------------------------------------------------------------

HEALTHCARE - 11.76%
    500    AdvancePCS *                                 19,115
    700    Beckman Coulter, Inc.                        28,448
    800    Coventry Health Care, Inc. *                 36,928
    700    Edwards Lifesciences Corp. *                 22,498
    700    First Health Group Corp. *                   19,320
    700    ICU Medical, Inc. *                          21,805
    600    IDEC Pharmaceuticals Corp. *                 20,400
    300    Neurocrine Biosciences, Inc. *               14,982
  1,900    Perrigo Co.                                  29,716
  1,700    Protein Design Labs, Inc. *                  23,766
    500    Renal Care Group, Inc. *                     17,605
  1,600    Select Medical Corp. *                       39,728
  1,200    SICOR, Inc. *                                24,408
    400    Triad Hospitals, Inc. *                       9,928
    300    Trimeris, Inc. *                             13,704
    400    Varian Medical Systems, Inc. *               23,028
  1,400    VCA Antech, Inc. *                           27,398
    800    Watson Pharmaceuticals, Inc. *               32,296
                                                   -----------
                                                       425,073
                                                   ===========

TECHNOLOGY - 20.65%
  1,100    Advanced Fibre Communications, Inc.*         17,897
  2,100    Aeroflex, Inc. *                             16,254
    600    Anteon International Corp. *                 16,746
  2,200    Cincinnati Bell, Inc. *                      14,740
  1,900    Credence Systems Corp. *                     16,093
    400    Diebold, Inc.                                17,300
    900    Dun & Bradstreet Corp. *                     36,990
  3,100    E. Piphany, Inc. *                           15,841
    700    Entercom Communications Corp. *              34,307
  2,700    Extreme Networks, Inc. *                     14,310
  2,100    Fairchild Semiconductor
             International, Inc.*                       26,859
  1,900    FEI Co. *                                    35,644
  1,300    Fisher Scientific International, Inc.*       45,370
  5,200    Gemstar-TV Guide International, Inc.*        26,468
  1,400    Hearst-Argyle Television, Inc. *             36,260
  1,000    Herley Industries, Inc. *                    16,980
    900    International Rectifier Corp. *              24,138
    900    Intersil Corp. *                             23,949
    800    L-3 Communications Holdings, Inc.*           34,792
  1,000    ManTech International Corp., Cl. A*          19,180
  1,900    McData Corp., Cl. A *                        27,873
  1,400    Monster Worldwide, Inc. *                    27,622
    500    Novellus Systems, Inc. *                     18,311
  2,000    Polycom, Inc. *                              27,720
  1,900    Scientific-Atlanta, Inc.                     45,296
  2,700    Sybase, Inc. *                               37,557
  1,500    THQ, Inc. *                                  27,000
    500    UTStarcom, Inc. *                            17,785
  1,200    Viad Corp.                                   26,868
                                                   -----------
                                                       746,150
                                                   ===========

TRANSPORTATION & SERVICES - 1.10%
    300    Landstar System, Inc. *                      18,855
    900    Yellow Corp. *                               20,835
                                                   -----------
                                                        39,690
                                                   ===========

UTILITIES - 6.88%
  1,900    AGL Resources, Inc.                          48,336
  2,100    Cleco Corp.                                  36,372
    800    Hawaiian Electric Industries, Inc.           36,680
    700    NSTAR                                        31,885
  1,800    Republic Services, Inc. *                    40,806
  1,100    Waste Connections, Inc. *                    38,555
    400    WPS Resources Corp.                          16,080
                                                   -----------
                                                       248,714
                                                   ===========

TOTAL COMMON STOCKS                                  3,528,252
                                                   ===========
(Cost $3,005,884)

INVESTMENT COMPANIES - 2.00%
 72,406    Wells Fargo Prime Investment
             Money Market                               72,406
                                                   ===========
(Cost $72,406)

TOTAL INVESTMENTS - 99.65%                           3,600,658
(Cost $3,078,290)

Other assets less liabilities - 0.35%                   12,585
                                                   -----------

TOTAL NET ASSETS - 100.00%                          $3,613,243
                                                   ===========

The identified cost of investments owned at June 30, 2003 was the same for financial statement and federal income tax purposes.

Net unrealized appreciation for federal income tax purposes was $522,368, which is comprised of unrealized appreciation of $553,141 and unrealized depreciation of ($30,773).

*Non-income producing security


See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
JUNE 30, 2003                                                                  9
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SMALL CAP EQUITY
--------------------------------------------------------------------------------

Small cap stocks led the market over the past three months, as investors responded optimistically to the relatively swift end to the major fighting in Iraq, continued stimulative monetary and fiscal policy, favorable tax reform, and an improving economic outlook. We increased our consumer discretionary weighting, adding stocks such as specialty retailer Sharper Image and media firm Sinclair Broadcast Group, Inc. We trimmed holdings in the healthcare and energy sectors (though we remain overweighted in energy). Our underweighting in the technology sector and overweighting in the energy sector detracted from performance. Looking forward, it remains to be seen whether earnings can support further market advances. Although prices for stocks of smaller companies have recently outpaced other sectors, we believe they have the potential to advance further if earnings continue to improve.

Columbia Management Group


TOP HOLDINGS
                                                         % OF TOTAL
-------------------------------------------------------------------
Key Energy Group, Inc.                                         1.4%
Advance Auto Parts, Inc.                                       1.4
Integra Lifesciences Corp.                                     1.4
Jarden Corp.                                                   1.4
Maverick Tube Corp.                                            1.3
-------------------------------------------------------------------
Total                                                          6.9%
-------------------------------------------------------------------

As of June 30, 2003, schedule of investments. Subject to change.

TOTAL RETURN AS OF JUNE 30, 2003

                  THREE     SIX                          SINCE COMMENCEMENT
                  MONTHS   MONTHS        ONE YEAR        NOVEMBER 13, 1997
---------------------------------------------------------------------------
Small Cap Equity   22.39%   17.03%        -0.13%               0.37%
---------------------------------------------------------------------------


--------------------------------------------------------------------------------
INVESTORS MARK SERIES FUND SEMIANNUAL REPORT                                  10
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
JUNE 30, 2003 (UNAUDITED)

SMALL CAP EQUITY
-----------------------------------------------------------------
SHARES     COMPANY/DESCRIPTION                       MARKET VALUE
-----------------------------------------------------------------
COMMON STOCKS - 96.54%
CONSUMER DISCRETIONARY - 15.68%
    800    Advance Auto Parts, Inc.*                  $    48,720
  1,300    Applebee's International, Inc.                  40,859
    300    Beazer Homes USA, Inc.*                         25,050
  1,900    Blue Rhino Corp.*                               22,781
  1,200    California Pizza Kitchen, Inc.*                 25,800
    700    Cost Plus, Inc.*                                24,962
  1,100    Gray Television, Inc.                           13,640
    200    Harman International Industries, Inc.           15,828
  1,100    Lin TV Corp. Cl. A*                             25,905
    300    Meritage Corp.*                                 14,778
    400    Mothers Work, Inc.*                             10,708
    900    Party City Corp.*                                9,243
  1,900    PETCO Animal Supplies, Inc.*                    41,306
  1,600    Radio One, Inc. Cl. D*                          28,432
    500    Red Robin Gourmet Burgers, Inc.*                 9,480
  3,100    Scientific Games Corp.*                         29,140
    600    SCP Pool Corp.*                                 20,640
  1,100    Sharper Image Corp.*                            29,997
  1,600    Sinclair Broadcast Group, Inc. Cl. A*           18,576
  1,800    Station Casinos, Inc.*                          45,450
  1,400    Too, Inc.*                                      28,350
    600    Ultimate Electronics, Inc.*                      7,692
                                                      -----------
                                                          537,337
                                                      ===========
CONSUMER STAPLES - 1.70%
    600    American Italian Pasta Co.*                     24,990
    900    Performance Food Group Co.*                     33,300
                                                      -----------
                                                           58,290
                                                      ===========
ENERGY - 10.66%
    600    Brown (Tom), Inc.*                              16,674
  1,100    Comstock Resources, Inc.*                       15,048
  1,900    Frontier Oil Corp.                              28,880
  4,600    Key Energy Group, Inc.*                         49,312
  2,200    Matrix Service Co.*                             37,796
  2,400    Maverick Tube Corp.*                            45,960
    850    Patina Oil & Gas Corp.                          27,328
    800    Premor, Inc.*                                   17,240
    700    Remington Oil & Gas Corp.*                      12,866
  1,000    Spinnaker Exploration Co.*                      26,200
  1,000    St. Mary Land & Exploration Co.                 27,300
  2,200    Superior Energy Services, Inc.*                 20,856
  1,900    Unit Corp.*                                     39,729
                                                      -----------
                                                          365,189
                                                      ===========
FINANCIAL - 10.93%
  2,000    American Financial Realty Trust                 29,820
    300    ASTA Funding, Inc.*                              7,200
    900    Boston Private Financial Holdings, Inc.         18,972
    500    Commercial Capital Bancorp, Inc.*                7,675
  1,800    Dime Community Bancshares, Inc.                 45,810
    800    East-West Bancorp, Inc.                         28,912
    800    Hilb, Rogal & Hamilton Co.                      27,232
    600    Infinity Property & Casualty Corp.              14,184
  1,500    Investors Financial Services Corp.              43,515
    700    Jefferies Group, Inc.                           34,853
    600    Mercantile Bank Corp.                           17,136
    700    Philadelphia Consolidated Holding Corp.*        28,280
  1,300    Prosperity Bancshares, Inc.                     25,025
    300    RLI Corp.                                        9,870
    900    UCBH Holdings, Inc.                             25,812
    600    W Holding Co., Inc.                             10,152
                                                      -----------
                                                          374,448
                                                      ===========


See accompanying Notes to Financial Statements.          Continued on next page.
--------------------------------------------------------------------------------
JUNE 30, 2003                                                                 11
--------------------------------------------------------------------------------

-----------------------------------------------------------------
SHARES     COMPANY/DESCRIPTION                       MARKET VALUE
-----------------------------------------------------------------

HEALTHCARE - 20.73%
    700    Accredo Health, Inc.*                           15,260
    500    Adolor Corp.*                                    6,135
    300    American HealthCorp, Inc.*                      10,836
  1,500    American Medical Systems Holdings, Inc.*        25,305
    800    Atrix Laboratories, Inc.*                       17,592
    500    Bio-Rad Laboratories, Inc. Cl. A*               27,675
  1,300    BioMarin Pharmaceutical, Inc.*                  12,688
  1,000    Charles River Laboratories
             International, Inc.*                          32,180
  1,500    Ciphergen Biosystems, Inc.*                     15,375
  1,100    Cobalt Corp.*                                   22,605
  1,800    Integra Lifesciences Corp.*                     47,484
    700    InterMune, Inc.*                                11,277
  1,700    Kyphon, Inc.*                                   25,704
  1,100    Lifepoint Hospitals, Inc.*                      23,034
  2,500    Medical Action Industries, Inc.*                40,825
    600    Nektar Therapeutics*                             5,538
    400    Neurocrine Biosciences, Inc.*                   19,976
  1,600    Noven Pharmaceuticals, Inc.*                    16,384
    800    Odyssey Healthcare, Inc.*                       29,600
    700    Priority Healthcare Corp. Series B*             12,985
  1,300    Protein Design Labs, Inc.*                      18,174
    500    Respironics, Inc.*                              18,760
  1,100    Salix Pharmaceuticals, Inc.*                    11,539
  2,900    Serologicals Corp.*                             39,527
    500    SFBC International, Inc.*                        9,050
  1,500    SICOR, Inc.*                                    30,510
  1,300    SonoSite, Inc.*                                 25,935
    600    Taro Pharmaceutical Industries Ltd.*            32,928
  1,200    Telik, Inc.*                                    19,284
    600    Trimeris, Inc.*                                 27,408
    900    WellChoice, Inc.*                               26,352
  1,000    Wright Medical Group, Inc.*                     19,000
    400    Zoll Medical Corp.*                             13,424
                                                      -----------
                                                          710,349
                                                      ===========

INDUSTRIAL - 13.72%
  1,300    AGCO Corp.*                                $    22,204
    800    Arbitron, Inc.*                                 28,560
  1,000    Chicago Bridge & Iron Co.*                      22,680
    600    Corporate Executive Board Co.*                  24,492
    600    Cuno, Inc.*                                     21,672
  1,000    Dollar Thrifty Automotive Group, Inc.*          18,550
  1,200    DRS Technologies, Inc.*                         33,504
    700    EGL, Inc.*                                      10,640
  1,200    FTI Consulting, Inc.*                           29,964
  1,400    Genesee & Wyoming, Inc. Cl. A*                  28,798
  1,200    Heartland Express, Inc.*                        26,700
    700    Integrated Defense Technology, Inc.*            10,857
    700    J.B. Hunt Transport Services, Inc.*             26,425
    300    Kroll, Inc.*                                     8,118
    600    Mercury Computer Systems, Inc.*                 10,896
    500    Navigant Consulting Co.*                         5,925
  1,200    NCO Group, Inc.*                                21,492
    750    Old Dominion Freight Line*                      16,215
  1,000    Rayovac Corp.*                                  12,950
  1,400    Sylvan Learning Systems, Inc.*                  31,976
    400    United Stationers, Inc.*                        14,468
    600    UTI Worldwide, Inc.                             18,714
    700    Waste Connections, Inc.*                        24,535
                                                      -----------
                                                          470,335
                                                      ===========
MATERIALS - 1.75%
  1,800    Crown Holdings, Inc.*                           12,852
  1,700    Jarden Corp.*                                   47,039
                                                      -----------
                                                           59,891
                                                      ===========


--------------------------------------------------------------------------------
INVESTORS MARK SERIES FUND SEMIANNUAL REPORT                                  12
--------------------------------------------------------------------------------

-----------------------------------------------------------------
SHARES     COMPANY/DESCRIPTION                       MARKET VALUE
-----------------------------------------------------------------

TECHNOLOGY - 21.09%
  1,800    Activision, Inc.*                               23,256
    700    Anixter International, Inc.*                    16,401
  1,300    Applied Films Corp.*                            33,644
    800    Artisan Components, Inc.*                       18,088
    500    Avocent Corp.*                                  14,965
  3,600    Borland Software Corp.*                         35,172
  3,000    Brooks Automation, Inc.*                        34,020
  1,000    Cognizant Technology Solutions Corp.*           24,360
  3,700    Cray, Inc.*                                     29,230
    600    Cymer, Inc.*                                    19,206
  1,400    Digital River, Inc.*                            27,020
    800    DSP Group, Inc.*                                17,224
  3,200    Entegris, Inc.*                                 43,007
    600    F5 Networks, Inc.*                              10,110
  1,100    Fidelity National Information
             Solutions, Inc.*                              28,688
  1,300    Global Imaging Systems, Inc.*                   30,108
    900    Helix Technology Corp.                          11,907
    400    Integrated Circuit Systems, Inc.*               12,572
  1,300    Itron, Inc.*                                    28,028
  1,000    Jack Henry & Associates, Inc.                   17,790
  3,000    Lattice Semiconductor Corp.*                    24,690
    900    Magma Design Automation, Inc.*                  15,435
  1,000    Micromuse, Inc.                                  7,990
  1,100    MTC Technologies, Inc.*                         25,806
  1,800    Mykrolis Corp.*                                 18,270
  1,600    PEC Solutions, Inc.*                            25,760
    800    Planar Systems, Inc.*                           15,648
  2,500    Plexus Corp.*                                   28,825
  1,400    Skyworks Solutions, Inc.*                        9,478
    700    SRA International, Inc. Cl. A*                  22,400
    500    Take-Two Interactive Software                   14,170
  2,300    webMethods, Inc.*                               18,699
  1,100    Zoran Corp.*                                    21,131
                                                      -----------
                                                          723,098
                                                      ===========
TELECOMMUNICATION SERVICES - 0.28%
    600    Intrado, Inc.*                                   9,474
                                                      ===========

TOTAL COMMON STOCKS                                     3,308,411
                                                      ===========
(Cost $2,818,991)

INVESTMENT COMPANIES - 3.49%
    574    Wells Fargo Government Institutional
             Money Market                             $       574
118,972    Wells Fargo Prime Investment
             Money Market                                 118,972
                                                      -----------

TOTAL INVESTMENT COMPANIES                                119,546
                                                      ===========
(Cost $119,546)

TOTAL INVESTMENTS - 100.03%                             3,427,957
(Cost $2,938,537)

Other assets less liabilities - (0.03%)                      (895)
                                                      -----------

TOTAL NET ASSETS - 100.00%                            $ 3,427,062
                                                      ===========

The identified cost of investments owned at June 30, 2003 was the same for financial statement and federal income tax purposes.

Net unrealized appreciation for federal income tax purposes was $489,420, which is comprised of unrealized appreciation of $558,972 and unrealized depreciation of ($69,552).

*Non-income producing security



See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
JUNE 30, 2003                                                                 13
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GROWTH & INCOME
--------------------------------------------------------------------------------

Stock selection in the financial sector aided performance relative to the S&P Value Index. Several of the portfolio's financial services holdings posted strong first quarter earnings, beating Wall Street expectations. The portfolio's substantial underweight in the energy sector also aided relative performance. Energy stocks lagged in response to declining oil prices as the war with Iraq moved toward resolution. Within the industrials sector, select transportation stocks contributed positively to relative performance, also benefiting from lower oil prices.

Select stocks within the consumer discretionary and information technology sectors detracted from relative performance for the quarter. Additionally, the portfolio's overweight in the materials sector hurt relative performance for the quarter.

LORD ABBETT & CO. LLC

TOP HOLDINGS
                                              % OF TOTAL
---------------------------------------------------------
Exxon Mobil Corp.                                    4.9%
Citigroup, Inc.                                      2.9
Apple Computer, Inc.                                 2.6
Walt Disney (The) Co.                                2.4
Target Corp.                                         2.4
---------------------------------------------------------
Total                                               15.2%
---------------------------------------------------------

As of June 30, 2003, schedule of investments. Subject to change.

TOTAL RETURN AS OF JUNE 30, 2003

                 THREE     SIX                         SINCE COMMENCEMENT
                 MONTHS   MONTHS        ONE YEAR       NOVEMBER 13, 1997
-------------------------------------------------------------------------
Growth & Income  18.44%   12.13%         -0.84%               5.48%
-------------------------------------------------------------------------


--------------------------------------------------------------------------------
INVESTORS MARK SERIES FUND SEMIANNUAL REPORT                                  14
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
JUNE 30, 2003 (UNAUDITED)

GROWTH & INCOME
-----------------------------------------------------------------
SHARES   COMPANY/DESCRIPTION                         MARKET VALUE
-----------------------------------------------------------------
COMMON STOCKS - 97.10%
BASIC MATERIALS - 10.00%
  4,600  Alcoa, Inc.                                  $   117,300
  1,100  Bowater, Inc.                                     41,195
  2,100  du Pont (E.I.) de Nemours & Co.                   87,444
  3,000  International Paper Co.                          107,190
  2,700  Newmont Mining Corp.                              87,642
  400    Potash Corp. of Saskatchewan, Inc.                25,600
  1,100  Praxair, Inc.                                     66,110
  1,600  Rohm & Haas Co.                                   49,648
    600  Weyerhaeuser Co.                                  32,400
                                                      -----------
                                                          614,529
                                                      ===========

CAPITAL GOODS - 7.58%
    900  Caterpillar, Inc.                                 50,094
  4,300  Corning, Inc.*                                    31,777
  3,100  Deere & Co.                                      141,670
  1,100  Eaton Corp.                                       86,471
    700  Emerson Electric Co.                              35,770
    700  Parker-Hannifin Corp.                             29,393
  4,800  Tyco International Ltd.                           91,104
                                                      -----------
                                                          466,279
                                                      ===========

CONSUMER CYCLICAL - 17.23%
  7,600  (The) Walt Disney Co.                            150,100
  1,000  Carnival Corp.                                    32,510
  2,100  Clear Channel Communications, Inc.*               89,019
    400  Gannett Co., Inc.                                 30,724
5  ,200  Gap, Inc.                                         97,552
  1,200  Illinois Tool Works, Inc.                         79,020
  5,400  Limited Brands, Inc.                              83,700
    300  McDonald's Corp.                                   6,618
  1,400  Newell Rubbermaid, Inc.                           39,200
  1,800  NIKE, Inc., Cl. B                                 96,282
    500  Radio Shack Corp.                                 13,155
  2,800  Staples, Inc.*                                    51,380
  3,900  Target Corp.                                     147,576
  1,800  Tribune Co.                                       86,940
  2,300  Waste Management, Inc.                            55,407
                                                      -----------
                                                        1,059,183
                                                      ===========

CONSUMER STAPLES - 5.59%
  3,000  Archer-Daniels-Midland Co.                        38,610
    900  General Mills, Inc.                               42,669
  2,600  Gillette Co.                                      82,836
  1,300  Kellogg Co.                                       44,681
  1,400  Kraft Foods, Inc.                                 45,570
  2,000  PepsiCo, Inc.                                     89,000
                                                      -----------
                                                          343,366
                                                      ===========

ENERGY - 8.81%
  2,700  Baker Hughes, Inc.                                90,639
    200  Constellation Energy Group, Inc.                   6,860
    100  El Paso Corp.                                        808
  8,400  Exxon Mobil Corp.                                301,644
  1,500  Progress Energy, Inc.                             65,850
  1,600  Schlumberger Ltd.                                 76,112
                                                      -----------
                                                          541,913
                                                      ===========

FINANCIAL - 19.14%
  2,400  American International Group, Inc.               132,432
  1,700  Bank of New York (The) Company, Inc.              48,875
  2,100  Bank One Corp.                                    78,078
  4,100  Citigroup, Inc.                                  175,480
  2,600  FleetBoston Financial Corp.                       77,246
    400  Goldman Sachs Group, Inc.                         33,500
    500  Hartford Financial Services Group, Inc.           25,180
  3,100  J.P. Morgan Chase & Co.                          105,958
  1,900  MBNA Corp.                                        39,596
  4,700  Mellon Financial Corp.                           130,425
1  ,800  Merrill Lynch & Co.                               84,024
  1,800  U.S. Bancorp                                      44,100
  2,800  Wachovia Corp.                                   111,888
  1,800  Wells Fargo & Co.                                 90,720
                                                      -----------
                                                        1,177,502
                                                      ===========


                                                         Continued on next page.
--------------------------------------------------------------------------------
JUNE 30, 2003                                                                 15
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
JUNE 30, 2003 (UNAUDITED)

GROWTH & INCOME

-----------------------------------------------------------------
SHARES   COMPANY/DESCRIPTION                         MARKET VALUE
-----------------------------------------------------------------

HEALTHCARE - 5.97%
    600  Abbott Laboratories                               26,256
    400  Baxter International, Inc.                        10,400
    700  Bristol-Myers Squibb Co.                          19,005
    200  McKesson Corp.                                     7,148
    900  Merck & Co., Inc.                                 54,495
  1,507  Monsanto Co.                                      32,611
  1,100  Novartis AG ADR                                   43,791
  4,900  Schering-Plough Corp.                             91,140
    400  Tenet Healthcare Corp.*                            4,660
  1,700  Wyeth                                             77,435
                                                      -----------
                                                          366,941
                                                      ===========

TECHNOLOGY - 14.45%
  1,900  Agilent Technologies, Inc.*                       37,145
  8,400  Apple Computer, Inc.*                            160,608
  2,600  BMC Software, Inc.*                               42,458
  3,600  Comcast Corp., Special Cl. A*                    103,788
  1,000  Dover Corp.                                       29,960
 10,500  EMC Corp.*                                       109,935
  8,300  Motorola, Inc.                                    78,269
    900  PeopleSoft, Inc.*                                 15,831
  2,900  Solectron Corp.*                                  10,846
  3,400  Teradyne, Inc.*                                   58,854
  1,800  Texas Instruments, Inc.                           31,680
  1,800  Viacom, Inc., Cl. B*                              78,588
 12,300  Xerox Corp.*                                     130,257
                                                      -----------
                                                          888,219
                                                      ===========

TELECOMMUNICATION SERVICES - 3.99%
  1,400  BellSouth Corp.                                   37,282
  5,100  Qwest Communications
         International, Inc.*                              24,378
  2,400  SBC Communications, Inc.                          61,320
  3,100  Verizon Communications, Inc.                     122,295
                                                      -----------
                                                          245,275
                                                      ===========

TRANSPORTATION & SERVICES - 3.64%
  2,600  AMR Corp.*                                        28,600
    400  Canadian National Railway Co.                     19,304
  2,300  CSX Corp.                                         69,207
  3,500  Delta Air Lines, Inc.                             51,380
  2,200  Southwest Airlines Co.                            37,840
    300  Union Pacific Corp.                               17,406
                                                      -----------
                                                          223,737
                                                      ===========

UTILITIES - 0.70%
    200  FPL Group, Inc.                                   13,370
    700  Public Service Enterprise Group, Inc.             29,575
                                                      -----------
                                                           42,945
                                                      ===========

TOTAL COMMON STOCKS                                     5,969,889
                                                      ===========

TOTAL INVESTMENTS - 97.10%                              5,969,889
(Cost $5,598,672)

Other assets less liabilities - 2.90%                     178,145
                                                      -----------

TOTAL NET ASSETS - 100.00%                             $6,148,034
                                                      ===========

The identified cost of investments owned at June 30, 2003 was the same for financial statement and federal income tax purposes.

Net unrealized appreciation for federal income tax purposes was $371,217, which is comprised of unrealized appreciation of $595,104 and unrealized depreciation of ($223,887).

*Non-income producing security

ADR American Depositary Receipt


See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
INVESTORS MARK SERIES FUND SEMIANNUAL REPORT                                  16
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BALANCED
--------------------------------------------------------------------------------

The Balanced Portfolio outperformed its benchmark, the Lipper Balanced Funds Index, for the YTD, 1-year, 3-year and 5-year periods as of 6/30/03. The bond/equity mix continues to be approximately 50/50%, with most stocks paying dividends in the 2-3% range. We look for companies that have been able to increase their dividends at least every other year for the past 15 years. We are continuing to buy on dips, but will not chase a company if yields are too low. We are not managing to a specific industry or sector mix; but are looking for individual companies that can provide income with upside potential. In the bond allocation, we hold shorter-term convertibles and high-yield bonds, which should help buffer the portfolio against a future rise in interest rates. We're keeping cash low, staying invested to provide a current yield in the range of 4.5-5%.

KORNITZER CAPITAL MANAGEMENT, INC.

TOP HOLDINGS
                                              % OF TOTAL
---------------------------------------------------------
Strayer Education, Inc.                              6.9%
ITT Educational Services, Inc.                       3.6
Ameristar Casinos, Inc.                              2.9
Merck & Co., Inc.                                    2.6
Galen Holdings PLC                                   2.6
---------------------------------------------------------
Total                                               18.6%
---------------------------------------------------------

As of June 30, 2003, schedule of investments. Subject to change.

FUND DIVERSIFICATION
                                              % OF TOTAL
---------------------------------------------------------
Corporate Bonds
  Building Materials                                2.59%
  Consumer Cyclical                                 6.15
  Consumer Staples                                  2.15
  Energy                                            4.05
  Financial                                         1.95
  Healthcare                                        2.04
  Industrial                                        0.64
  Media & Entertainment                             1.57
  Technology                                        0.79
Convertible Corporate Bonds                         2.40
Common Stocks                                      63.19
Preferred Stocks                                    0.00
Convertible Preferred Stocks                        3.94
U.S. Government Securities                          5.03
Warrants                                            0.26
Cash & Equivalents                                  3.25
---------------------------------------------------------
Total                                             100.00%
---------------------------------------------------------

As of June 30, 2003, schedule of investments. Subject to change.

TOTAL RETURN AS OF JUNE 30, 2003

          THREE     SIX                          SINCE COMMENCEMENT
          MONTHS   MONTHS        ONE YEAR        NOVEMBER 13, 1997
-------------------------------------------------------------------
Balanced   19.33%   17.66%         9.40%               2.74%
-------------------------------------------------------------------


--------------------------------------------------------------------------------
JUNE 30, 2003                                                                 17
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
JUNE 30, 2003 (UNAUDITED)

BALANCED
-----------------------------------------------------------------
SHARES   COMPANY/DESCRIPTION                         MARKET VALUE
-----------------------------------------------------------------
COMMON STOCKS - 63.19%
BASIC MATERIALS - 0.00%
    783  Eagle Geophysical, Inc.*                     $         1
                                                      ===========

CONSUMER CYCLICAL - 23.71%
  5,600  Ameristar Casinos, Inc.*                         119,560
  3,000  Argosy Gaming Co.*                                62,730
  3,000  Barnes & Noble, Inc.*                             69,150
  2,000  Carnival Corp.                                    65,020
  2,200  DeVry, Inc.*                                      51,238
  2,500  Ethan Allen Interiors, Inc.                       87,900
    500  FirstService Corp.*                                7,749
    350  Harrah's Entertainment, Inc.*                     14,084
  5,000  ITT Educational Services, Inc.*                  146,250
  1,250  McDonald's Corp.                                  27,575
    326  Philips Services Corp.*                               82
  3,500  Strayer Education, Inc.                          278,074
  3,000  The ServiceMaster Co.                             32,100
                                                      -----------
                                                          961,512
                                                      ===========

FINANCIAL - 9.12%
  1,500  American Express Co.                              62,715
  1,000  Amvescap PLC                                      13,980
  1,000  Bank of America Corp.                             79,030
  1,000  J.P. Morgan Chase & Co.                           34,180
  2,450  Janus Capital Group, Inc.                         40,180
  1,500  Morgan Stanley Dean Witter & Co.                  64,125
    250  Northern Trust Corp.                              10,448
  1,000  PNC Bank Corp.                                    48,810
    500  Principal Financial Group, Inc.                   16,125
                                                      -----------
                                                          369,593
                                                      ===========

HEALTHCARE - 13.98%
    750  Abbott Laboratories                               32,820
    500  Amgen, Inc.*                                      33,220
  1,000  Axcan Pharma, Inc.*                               12,550
  2,150  Bristol-Myers Squibb Co.                          58,373
  3,000  Galen Holdings PLC                               104,999
  1,000  Johnson & Johnson, Inc.                           51,700
  1,750  Merck & Co., Inc.                                105,962
  1,300  Pharmaceutical Product
         Development, Inc.*                                37,349
  2,500  Schering-Plough Corp.                             46,500
  1,750  Wyeth                                             79,713
     75  Zimmer Holdings, Inc.*                             3,379
                                                      -----------
                                                          566,565
                                                      ===========

TECHNOLOGY - 12.65%
  4,000  Advent Software, Inc.*                            67,640
    500  Altera Corp.*                                      8,200
  1,550  Analog Devices, Inc.*                             53,971
  2,100  Applied Materials, Inc.*                          33,306
  5,000  Atmel Corp.*                                      12,650
    800  Cisco Systems, Inc.*                              13,352
  2,200  Dell Computer Corp.*                              70,311
  1,300  Intel Corp.                                       27,019
    500  Jabil Circuit, Inc.*                              11,050
  3,420  Komag, Inc.*                                      40,459
  2,300  Microsoft Corp.                                   58,903
  2,200  National Semiconductor Corp.*                     43,384
  2,700  Scientific-Atlanta, Inc.                          64,368
    209  Wiltel Communications, Inc.*                       3,081
  1,300  Wind River Systems, Inc.*                          4,953
                                                      -----------
                                                          512,647
                                                      ===========

TELECOMMUNICATIONS - 0.81%
  2,000  Nokia Corp., Cl. A                                32,860
                                                      ===========

TRANSPORTATION - 1.91%
  1,250  FedEx Corp.                                       77,538
                                                      ===========

TRANSPORTATION & SERVICES - 1.01%
  2,375  Southwest Airlines Co.                            40,850
                                                      ===========

TOTAL COMMON STOCKS                                     2,561,566
                                                      ===========
(Cost $2,560,360)


--------------------------------------------------------------------------------
INVESTORS MARK SERIES FUND SEMIANNUAL REPORT                                  18
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
JUNE 30, 2003 (UNAUDITED)

BALANCED
------------------------------------------------------------------
PRINCIPAL
AMOUNT     DESCRIPTION                                MARKET VALUE
------------------------------------------------------------------

CORPORATE BONDS - 21.93%
BUILDING MATERIALS - 2.59%
$100,000 Texas Industries, Inc.,
          10.25%, 06/15/11                            $   105,000
                                                      ===========

CONSUMER CYCLICAL - 6.15%
  5,000  Boyd Gaming Corp.,
          9.25%, 08/01/09                                   5,575
 15,000  Circus Circus Enterprise, Inc.,
          7.625%, 07/15/13                                 15,413
 20,000  Isle of Capri Casinos, Inc.,
          8.75%, 04/15/09                                  21,400
  5,000  John Q. Hammons Hotels,
          8.875%, 05/15/12                                  5,275
 15,000  Mandalay Resort Group,
          10.25%, 08/01/07                                 17,025
 25,000  MGM Mirage, Inc.,
          8.375%, 02/01/11                                 28,562
 10,000  Park Place Entertainment Corp.,
          8.875%, 09/15/08                                 11,050
 25,000  Park Place Entertainment Corp.,
          8.125%, 05/15/11                                 27,563
 65,000  Penn National Gaming, Inc.,
          8.875%, 03/15/10                                 69,224
 15,000  RFS Partnership LP,
          9.75%, 03/01/12                                  15,225
 25,000  Royal Caribbean Cruises Ltd.,
          7.50%, 10/15/27                                  22,250
 10,000  WCI Communities, Inc.,
          10.625%, 02/15/11                                11,100
                                                      -----------
                                                          249,662
                                                      ===========

CONSUMER STAPLES - 2.15%
 10,000  Elizabeth Arden, Inc.,
          11.75%, 02/01/11                                 11,200
 15,000  French Fragrances, Inc.,
          10.375%, 05/15/07                                15,488
 15,000  Ingles Markets, Inc.,
          8.875%, 12/01/11                                 15,169
 30,000  Nash-Finch Co.,
          8.50%, 05/01/08                                  29,099
 15,000  Pilgrim's Pride Corp.,
          9.625%, 09/15/11                                 16,088
                                                      -----------
                                                           87,044
                                                      ===========

ENERGY - 4.05%
  5,000  Swift Energy Co.,
          9.375%, 05/01/12                                  5,463
 50,000  Tesoro Petroleum Corp.,
          9.625%, 04/01/12                                 46,000
 80,000  United Refining Co.,
          10.75%, 06/15/07                                 67,500
 50,000  Wiser (The) Oil Co.,
          9.50%, 05/15/07                                  45,750
                                                      -----------
                                                          164,713
                                                      ===========

FINANCIAL - 1.95%
 25,000  Ford Motor Credit Co.,
          5.80%, 01/12/09                                  24,875
 50,000  Host Marriott Corp.,
          9.25%, 10/01/07                                  54,000
                                                      -----------
                                                           78,875
                                                      ===========

HEALTHCARE - 2.04%
 20,000  Aaipharma, Inc.,
          11.00%, 04/01/10                                 22,100
 50,000  ICN Pharmaceuticals, Inc.,
          6.50%, 07/15/08                                  49,750
 10,000  Senior Housing Property Trust,
          8.625%, 01/15/12                                 10,700
                                                      -----------
                                                           82,550
                                                      ===========

INDUSTRIAL - 0.64%
 25,000  Cummins, Inc.,
          6.75%, 02/15/27                                  25,844
  1,282  Philip Services Corp.,
          0.00%, 04/15/10(d)                                    0
                                                      -----------
                                                           25,844
                                                      ===========

MEDIA & ENTERTAINMENT - 1.57%
 35,000  Charter Communication Holdings,
          11.125%, 01/15/11                                27,300
 35,000  Rogers Communications, Inc.,
          8.875%, 07/15/07                                 36,225
                                                      -----------
                                                           63,525
                                                      ===========

--------------------------------------------------------------------------------
JUNE 30, 2003                                                                 19
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
JUNE 30, 2003 (UNAUDITED)

BALANCED
-----------------------------------------------------------------
PRINCIPAL
AMOUNT     DESCRIPTION                               MARKET VALUE
-----------------------------------------------------------------

TECHNOLOGY - 0.79%
 25,000  Applied Extrusion Technology, Inc.,
          10.75%, 07/01/11                            $    18,500
  5,973  Komag, Inc.,
          12.00%, 12/31/07                                  3,924
 10,000  Lucent Technologies, Inc.,
          7.25%, 07/15/06                                   9,525
                                                      -----------
                                                           31,949
                                                      ===========


TOTAL CORPORATE BONDS                                     889,162
                                                      ===========
(Cost $897,973)

U.S. GOVERNMENT SECURITIES - 5.03%
200,000  U.S. Treasury Notes
          2.875%, 06/30/04                                203,703
                                                      ===========
(Cost $203,482)

CONVERTIBLE PREFERRED STOCKS - 3.94%
BASIC MATERIALS - 0.00%
  2,000  Bethlehem Steel Corp.                                 90
                                                      ===========

BUILDING MATERIALS - 0.77%
    900  TXI Capital Trust, Inc.                           31,185
                                                      ===========

ENERGY - 1.92%
  6,000  ICO Holdings, Inc.                                77,610
                                                      ===========

FINANCIAL - 1.25%
  2,000  Fleetwood Capital Trust*                          50,750
                                                      ===========

TOTAL CONVERTIBLE PREFERRED STOCKS                        159,635
                                                      ===========
(Cost $259,845)


CONVERTIBLE CORPORATE BONDS - 2.40%
INDUSTRIAL - 1.72%
 73,000  Intevac, Inc.,
          6.50%, 03/01/09                                  69,533
 38,825  Philip Services Corp.,
          0.00%, 04/15/20(d)                                    0
                                                      -----------
                                                           69,533
                                                      ===========
TECHNOLOGY - 0.68%
 35,000  Conexant Systems, Inc.,
          4.00%, 02/01/07                             $    27,650
                                                      ===========

TOTAL CONVERTIBLE CORPORATE BONDS                          97,183
                                                      ===========
(Cost $162,089)

WARRANTS - 0.26%
CONSUMER CYCLICAL - 0.17%
    256  Stage Stores, Inc., Series A*                      2,760
    539  Stage Stores, Inc., Series B*                      4,500
                                                      -----------
                                                            7,260
                                                      ===========
TECHNOLOGY - 0.09%
    761  Komag, Inc.                                        3,463
                                                      ===========
TOTAL WARRANTS                                             10,723
                                                      ===========
(Cost $3,838)

PREFERRED STOCK - 0.00%
MEDIA & ENTERTAINMENT - 0.00%
     50  Adelphia Communications Corp.                         25
                                                      ===========
(Cost $5,069)

INVESTMENT COMPANIES - 2.80%
    240  Wells Fargo Government Institutional
           Money Market                                       240
113,050  Wells Fargo Prime Investment
           Money Market                                   113,050
                                                      -----------
TOTAL INVESTMENT COMPANIES                                113,290
                                                      ===========
(Cost $113,290)

TOTAL INVESTMENTS - 99.55%                              4,035,287
(Cost $4,205,946)

Other assets less liabilities - 0.45%                      18,080
                                                      -----------

TOTAL NET ASSETS - 100.00%                            $ 4,053,367
                                                      ===========

The identified cost of investments owned at June 30, 2003 was the same for financial statement and federal income tax purposes.

Net unrealized depreciation for federal income tax purposes was ($170,659), which is comprised of unrealized appreciation of $608,635 and unrealized depreciation of ($779,294).

* Non-income producing security

(d)Defaulted security


See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
INVESTORS MARK SERIES FUND SEMIANNUAL REPORT                                  20
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INTERMEDIATE FIXED INCOME
--------------------------------------------------------------------------------

The Intermediate Fixed Income portfolio of the Investor's Mark Series Fund family enjoyed outperformance and positive returns in both the second quarter and the first half of 2003. The portfolio's structure has been built on four pillars. First, we have held throughout the year a strong commitment to U.S. Treasuries in the belief that such investments would be a haven of value as interest rates declined and as volatile, geopolitical factors resulted in occasional flights to quality. Second, given our expectation of a gradually improving economy and the existence of attractive valuations, we maintained a major investment in corporate bonds; both at the investment grade level and in a well-researched list of high yield holdings. Third, we tactically invested in low coupon mortgages given their attractive valuations and our expectation that the wave of refinancing and repayments was coming to a close. Fourth and finally, we moved from a longer duration to a neutral duration relative to our benchmark to take advantage of the final stage of the decline in interest rates.

STANDISH MELLON ASSET MANAGEMENT COMPANY LLC

FUND DIVERSIFICATION
                                             % OF TOTAL
-------------------------------------------------------
Corporate Bonds
  Basic Materials                                 2.11%
  Capital Goods                                   0.45
  Consumer Cyclical                               3.39
  Consumer Staples                                0.91
  Energy                                          2.24
  Financial                                       9.59
  Healthcare                                      1.00
  Technology                                      3.49
  Utilities                                       2.72
Asset Backed Securities                           8.82
U.S. Government Securities                       25.55
U.S. Government Sponsored                        41.68
Foreign Government Sponsored                      2.55
Convertible Preferred Stocks                      0.44
Cash & Equivalents                               -4.94
-------------------------------------------------------
Total                                           100.00%
-------------------------------------------------------


As of June 30, 2003, schedule of investments. Subject to change.

TOTAL RETURN AS OF JUNE 30, 2003
-------------------------------------------------------------------
                    THREE     SIX                SINCE COMMENCEMENT
                    MONTHS   MONTHS   ONE YEAR   NOVEMBER 13, 1997
-------------------------------------------------------------------
Intermediate Fixed
  Income              2.39%    4.19%     9.54%          6.34%
-------------------------------------------------------------------


--------------------------------------------------------------------------------
JUNE 30, 2003                                                                 21
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
JUNE 30, 2003 (UNAUDITED)

INTERMEDIATE FIXED INCOME
-----------------------------------------------------------------------
PRINCIPAL
AMOUNT      DESCRIPTION                                    MARKET VALUE
-----------------------------------------------------------------------

U.S. GOVERNMENT SPONSORED
AND AGENCY OBLIGATIONS - 67.23%
FEDERAL NATIONAL
CONVENTIONAL LOAN - 21.99%
$   45,906  6.00%, 04/01/18                               $      47,929
    63,511  6.00%, 05/01/29                                      66,140
     3,410  8.00%, 10/01/30                                       3,678
    55,908  6.50%, 02/01/32                                      58,320
   180,694  6.50%, 03/01/32                                     188,489
   146,665  7.00%, 05/01/32                                     154,498
    34,321  6.50%, 06/01/32                                      35,802
    19,190  6.50%, 08/01/32                                      20,018
    33,056  6.50%, 09/01/32                                      34,482
    20,363  6.50%, 09/01/32                                      21,242
   226,200  6.50%, 01/01/33                                     235,959
   197,189  6.00%, 02/01/33                                     205,061
    50,000  5.00%, 06/01/33                                      50,883
    97,929  5.50%, 06/01/33                                     101,644
                                                          -------------
                                                              1,224,145
                                                          =============

FEDERAL NATIONAL
MORTGAGE ASSOCIATION - 16.98%
   129,000  1.16%, 07/17/03                                     128,933
    18,996  7.00%, 11/01/31                                      20,044
   125,000  TBA, 5.00%, 07/01/18                                129,141
    50,000  TBA, 5.00%, 08/01/18                                 51,547
    25,000  TBA, 5.00%, 07/01/33                                 25,406
   360,000  TBA, 6.00%, 07/01/33                                374,175
    50,000  TBA, 5.00%, 08/01/33                                 50,609
   100,000  TBA, 5.50%, 08/01/33                                103,063
    60,000  TBA, 5.50%, 09/01/33                                 61,650
                                                          -------------
                                                                944,568
                                                          =============

GOVERNMENT NATIONAL
MORTGAGE ASSOCIATION - 1.36%
    10,080  9.00%, 12/15/17                                      11,392
     9,467  1.48%, 05/15/29                                       9,482
    52,242  6.50%, 10/15/32                                      54,872
                                                          -------------
                                                                 75,746
                                                          =============

STUDENT LOAN MARKETING
ASSOCIATION - 1.35%
    50,000  1.27%, 06/16/08                                      50,032
    24,897  1.36%, 09/27/09                                      24,956
                                                          -------------
                                                                 74,988
                                                          =============

U.S. TREASURY BILLS - 5.88%
$  172,000  0.99%, 07/10/03                               $     171,969
   155,000  0.88%, 08/07/03*                                    154,878
                                                          -------------
                                                                326,847
                                                          =============

U.S. TREASURY BONDS - 8.72%
   385,000  6.25%, 05/15/30                                     479,415
     5,000  5.375%, 02/15/31                                      5,632
                                                          -------------
                                                                485,047
                                                          =============

U.S. TREASURY NOTES - 10.95%
    10,000  2.75%, 09/30/03                                      10,050
   508,000  1.25%, 05/31/05                                     507,862
    15,000  2.00%, 05/15/06                                      15,164
    10,000  5.75%, 08/15/10                                      11,708
    60,000  4.375%, 08/15/12                                     64,352
                                                          -------------
                                                                609,136
                                                          =============

TOTAL U.S. GOVERNMENT SPONSORED
AND AGENCY OBLIGATIONS                                        3,740,477
                                                          =============
(COST $3,670,760)

CORPORATE BONDS - 25.90%
AUTOMOBILES - 0.35%
     5,000  General Motors Corp.,
             7.20%, 01/15/11                                      5,047
    10,000  General Motors Corp.,
             8.50%, 06/26/33                                      9,862
    15,000  General Motors Corp.,
             0.00%, 03/15/36                                      4,548
                                                          -------------
                                                                 19,457
                                                          =============

BASIC MATERIALS - 2.11%
    10,000  Abitibi, Inc.,
             8.30%, 08/01/05                                     10,732
    22,000  Abitibi, Inc.,
             8.50%, 08/01/29                                     22,614
     5,000  Abitibi, Inc.,
             8.85%, 08/01/30                                      5,330
    13,000  Ball Corp.,
             6.875%, 12/15/12                                    13,845
    38,000  Crompton Corp.,
             8.50%, 03/15/05                                     40,090
    15,000  Sealed Air Corp.,
             9.30%, 06/26/33                                     14,946
     9,000  UPM-Kymmene Corp.,
             5.625%, 12/01/14                                     9,679
                                                          -------------
                                                                117,236
                                                          =============

--------------------------------------------------------------------------------
INVESTORS MARK SERIES FUND SEMIANNUAL REPORT                                  22
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
JUNE 30, 2003 (UNAUDITED)

INTERMEDIATE FIXED INCOME
-----------------------------------------------------------------------
PRINCIPAL
AMOUNT      DESCRIPTION                                    MARKET VALUE
-----------------------------------------------------------------------

CAPITAL GOODS - 0.10%
     3,000  American Standard, Inc.,
             7.375%, 02/01/08                             $       3,330
     2,000  Owens-Brockway Glass Container, Inc.,
             7.75%, 05/15/11                                      2,125
                                                          -------------
                                                                  5,455
                                                          =============

CONSUMER CYCLICAL - 3.39%
    10,000  British Sky Broadcasting Group PLC,
             8.20%, 07/15/09                                     11,867
     5,000  Carnival Corp.,
             7.05%, 05/15/05                                      5,405
    14,000  Carnival Corp.,
             6.65%, 01/15/28                                     14,707
     5,000  Chumash Casino,
             9.00%, 07/15/10                                      5,425
     5,000  Comcast Cable Communications, Inc.,
             6.75%, 01/30/11                                      5,750
     5,000  Comcast Cable Communications, Inc.,
             7.05%, 03/15/33                                      5,575
    10,000  Harrah's Operating Co., Inc.,
             7.125%, 06/01/07                                    11,321
    10,000  Hilton Hotels Corp.,
             7.00%, 07/15/04                                     10,200
     2,000  HMH Properties, Inc.,
             7.875%, 08/01/08                                     2,040
    10,000  Host Marriott LP,
             8.375%, 02/15/06                                    10,400
    20,000  Mohegan Tribal Gaming Authority,
             8.375%, 07/01/11                                    21,750
    10,000  Mohegan Tribal Gaming Authority,
             8.00%, 04/01/12                                     10,850
     5,000  News America, Inc.,
             7.30%, 04/30/28                                      5,695
    10,000  News America, Inc.,
             7.625%, 11/30/28                                    11,824
    13,000  NVR, Inc.,
             8.00%, 06/01/05                                     13,585
    10,000  P & O Princess Cruises,
             7.875%, 06/01/27                                    11,203
    25,000  Royal Caribbean Cruises Ltd.,
             8.75%, 02/02/11                                     26,624
     5,000  Royal Caribbean Cruises Ltd.,
             7.50%, 10/15/27                                      4,450
                                                          -------------
                                                                188,671
                                                          =============

CONSUMER STAPLES - 0.91%
    20,000  Aramark Services, Inc.,
             7.00%, 05/01/07                                     22,286
    15,000  Tricon Global Restaurants, Inc.,
             8.50%, 04/15/06                                     16,875
    10,000  Tricon Global Restaurants, Inc.,
             7.65%, 05/15/08                                     11,350
                                                          -------------
                                                                 50,511
                                                          =============

ENERGY - 2.24%
    15,000  Centerpoint Energy Resources,
             7.875%, 04/01/13                                    17,283
     7,000  Conoco, Inc.,
             6.95%, 04/15/29                                      8,450
     5,000  Ipalco Enterprises, Inc.,
             7.625%, 11/14/11                                     5,500
    20,000  Niagara Mohawk Power Corp.,
             7.75%, 10/01/08                                     23,992
    10,000  Northern States Power,
             7.125%, 07/01/25                                    11,851
    15,000  Southern Natural Gas,
             7.35%, 02/15/31                                     15,338
    10,000  Teck Cominco Ltd.,
             7.00%, 09/15/12                                     10,735
     2,000  Tosco Corp.,
             7.80%, 01/01/27                                      2,573
    15,000  Westar Energy, Inc.,
             7.875%, 05/01/07                                    16,838
    10,000  Xcel Energy, Inc.,
             3.40%, 07/01/08                                      9,942
    2,000   XTO Energy, Inc.,
             6.25%, 04/15/13                                      2,135
                                                          -------------
                                                                124,637
                                                          =============

FINANCIAL - 9.59%
     5,000  Americredit Automobile Receivables Trust,
             1.53%, 09/12/07                                      5,009
    15,000  Archstone-Smith,
             5.00%, 08/15/07                                     15,964
    15,000  Boston Properties, Inc.,
             6.25%, 01/15/13                                     16,456
     7,000  Boston Properties, Inc.,
             5.625%, 04/15/15                                     7,253
    10,000  Brascan Corp.,
             7.125%, 12/16/03                                    10,214
    15,000  Chase Commercial Mortgage Securities Corp.,
             6.56%, 05/18/30                                     17,208
    20,000  Citifinancial Mortgage Securities,
             1.13%, 05/25/33                                     20,000


                                                         Continued on next page.
--------------------------------------------------------------------------------
JUNE 30, 2003                                                                 23
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
JUNE 30, 2003 (UNAUDITED)

INTERMEDIATE FIXED INCOME
-----------------------------------------------------------------------
PRINCIPAL
AMOUNT      DESCRIPTION                                    MARKET VALUE
-----------------------------------------------------------------------

FINANCIAL (Continued)
    15,000  CS First Boston Mortgage Securities Corp.,
             6.505%, 02/15/34                                    17,479
     5,000  Duke-Weeks Realty Corp. LP,
             7.375%, 09/22/05                                     5,480
    10,000  Duke-Weeks Realty Corp. LP,
             6.95%, 03/15/11                                     11,608
    10,000  EOP Operating Ltd.,
             7.00%, 07/15/11                                     11,624
     5,000  ERAC USA Finance Co.,
             8.25%, 05/01/05                                      5,521
    15,000  ERAC USA Finance Co.,
             7.35%, 06/15/08                                     17,573
    15,000  First USA Credit Card Master Trust,
             1.41%, 07/10/06                                     15,008
    10,000  Fleet Boston Financial,
             6.50%, 03/15/08                                     11,443
     5,000  Fleet Boston Financial,
             6.875%, 01/15/28                                     5,800
    15,000  Fleet National Bank,
             5.75%, 01/15/09                                     16,839
    35,000  Ford Motor Credit, Co.,
             6.875%, 02/01/06                                    37,143
    10,000  Fund American Cos, Inc.,
             5.875%, 05/15/13                                    10,476
    15,000  Goldman Sachs,
             5.25%, 04/01/13                                     16,025
    26,000  Healthcare Realty Trust, Inc.,
             8.125%, 05/01/11                                    28,952
     5,000  Jefferies Group, Inc.,
             7.50%, 08/15/07                                      5,593
    10,000  Jefferies Group, Inc.,
             7.75%, 03/15/12                                     11,693
     3,000  Moore North America Finance, Inc.,
             7.875%, 01/15/11                                     3,143
    20,000  Morgan Stanley Dean Witter Capital,
             6.55%, 03/15/30                                     22,889
    15,000  National City Corp.,
             6.875%, 05/15/19                                    17,748
    30,000  Pinnacle Financial Partners, Inc.,
             8.83%, 08/15/04                                     31,275
    18,000  Raytheon Co.,
             8.20%, 03/01/06                                     20,780
    25,000  Royal Bank of Scotland,
             7.82%, 12/31/05                                     28,230
    35,000  SLM Corp.,
             5.00%, 04/15/15                                     36,155
    10,000  Spieker Properties LP,
             6.80%, 05/01/04                                     10,389
    15,000  St. George Bank Ltd.,
             7.15%, 06/18/07                                     16,654
    10,000  Union Planters Bank,
             6.25%, 11/01/03                                     10,150
    10,000  Union Planters Bank,
             5.125%, 06/15/07                                    10,780
     5,000  Vanderbilt Mortgage Finance,
             6.75%, 03/07/29                                      4,923
                                                          -------------
                                                                533,477
                                                          =============

HEALTHCARE - 1.00%
     7,000  Amerisourcebergen Corp.,
             8.125%, 09/01/08                                     7,735
     5,000  Apogent Technologies, Inc.,
             6.50%, 05/15/13                                      5,188
    15,000  Columbia HCA Health,
             9.00%, 12/15/14                                     18,163
    10,000  Laboratory Corp. of America Holdings,
             5.50%, 02/01/13                                     10,727
    15,000  Tenet Healthcare Corp.,
             6.375%, 12/01/11                                    13,950
                                                          -------------
                                                                 55,763
                                                          =============

TECHNOLOGY - 3.49%
    8,000   British Telecom PLC,
             8.625%, 12/15/30                                    11,036
    20,000  Deutsche Telekom,
             8.75%, 06/15/30                                     25,573
    20,000  France Telecom SA,
             7.75%, 03/01/11                                     25,198
     3,000  France Telecom SA,
             8.50%, 03/01/31                                      4,159
     5,000  L-3 Communications Corp.,
             7.625%, 06/15/12                                     5,525
     5,000  Rogers Cable, Inc.,
             6.25%, 06/15/13                                      5,013
    17,000  Royal KPN NV,
             8.375%, 10/01/30                                    22,140
    10,000  Sprint Capital Corp.,
             8.75%, 03/15/32                                     12,013
     5,000  SPX Corp.,
             7.50%, 01/01/13                                      5,438
    13,000  TELUS Corp.,
             8.00%, 06/01/11                                     15,080
     5,000  Tyco International Group SA Ltd.,
             6.125%, 11/01/08                                     5,250
    26,000  Tyco International Group SA Ltd.,
             6.125%, 01/15/09                                    27,169
    20,000  Tyco International Group SA Ltd.,
             6.375%, 10/15/11                                    21,200
     8,000  Univison Communications, Inc.,
             7.85%, 07/15/11                                      9,537
                                                          -------------
                                                                194,331
                                                          =============


--------------------------------------------------------------------------------
INVESTORS MARK SERIES FUND SEMIANNUAL REPORT                                  24
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
JUNE 30, 2003 (UNAUDITED)

INTERMEDIATE FIXED INCOME
-----------------------------------------------------------------------
PRINCIPAL
AMOUNT      DESCRIPTION                                    MARKET VALUE
-----------------------------------------------------------------------

UTILITIES - 2.72%
    10,000  AES Corp.,
             10.00%, 07/15/05                             $      10,425
    10,000  Allied Waste, Inc.,
             7.375%, 01/01/04                                    10,225
    20,000  Allied Waste, Inc.,
             8.875%, 04/01/08                                    21,800
    15,000  Allied Waste, Inc.,
             7.875%, 04/15/13                                    15,769
    10,000  Cleveland Electric Co.,
             7.67%, 07/01/04                                     10,556
     5,000  Cleveland Electric Co.,
             7.43%, 11/01/09                                      5,874
    3,000   Consumers Energy Co.,
             6.25%, 09/15/06                                      3,333
    40,000  Nisource, Inc.,
             7.625%, 11/15/05                                    43,758
     5,000  Waste Management, Inc.,
             7.00%, 07/15/28                                      5,718
    20,000  Waste Management, Inc.,
             7.375%, 05/15/29                                    23,692
                                                          -------------
                                                                151,150
                                                          =============

TOTAL CORPORATE BONDS                                         1,440,688
                                                          =============
(COST $1,339,912)


ASSET BACKED SECURITIES - 8.82%
BANK HOLDINGS COMPANIES - 3.69%
    25,000  Discover Card Master Trust,
             1.46%, 02/16/07                                     25,062
    15,000  First Chicago/Lennar Trust,
             7.975%, 04/29/39                                    15,415
    10,000  MBNA Master Credit Card Trust Corp.,
             1.98%, 05/17/04                                     10,013
    45,000  MBNA Master Credit Card Trust Corp.,
             1.31%, 03/15/06                                     45,033
    55,000  Toyota Auto Receivables Owner Trust,
             1.20%, 03/15/05                                     55,020
    55,000  Toyota Auto Receivables Owner Trust,
             1.28%, 10/15/07                                     55,039
                                                          -------------
                                                                205,582
                                                          =============

PERSONAL CREDIT INSTITUTIONS - 1.80%
    10,000  Calwest Industrial Trust,
             6.13%, 02/15/17                                     11,346
    55,000  Capital One Master Trust,
             1.555%, 08/15/06                                    55,059
    15,000  Capital One Master Trust,
             5.43%, 01/15/07                                     15,237
     5,000  Capital One Multi-Asset Execution Trust,
             3.50%, 02/17/09                                      5,013
    13,598  SLM Student Loan Trust,
             1.12%, 03/17/08                                     13,604
                                                          -------------
                                                                100,259
                                                          =============

SECURITY BROKERS & DEALERS - 2.65%
    45,000  DLJ Commercial Mortgage Corp.,
             6.24%, 11/12/31                                     51,451
    10,000  Merrill Lynch Mortgage,
             6.96%, 11/21/28                                     11,215
    25,000  Morgan Stanley Dean Witter Capital,
             6.54%, 02/15/31                                     28,775
    25,000  Morgan Stanley Dean Witter Capital,
             6.71%, 12/15/31                                     29,172
    20,856  Morgan Stanley Dean Witter Capital,
             4.57%, 12/18/32                                     21,946
     4,680  Structured Asset Mortgage Investments, Inc.,
             6.75%, 04/30/30                                      4,660
                                                          -------------
                                                                147,219
                                                          =============

TOBACCO - 0.68%
    15,000  Badger Tob Asset Securitization Corp.,
             6.125%, 06/01/27                                    13,978
    15,000  Golden St.Tob Securitization Corp.,
             5.00%, 06/01/21                                     14,652
    10,000  Tobacco Settlement Mgmt.,
             6.00%, 05/15/22                                      9,206
                                                          -------------
                                                                 37,836
                                                          =============


TOTAL ASSET BACKED SECURITIES                                   490,896
                                                          =============
(COST $480,739)


See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
JUNE 30, 2003                                                                 25
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
JUNE 30, 2003 (UNAUDITED)

INTERMEDIATE FIXED INCOME
-----------------------------------------------------------------------
PRINCIPAL
AMOUNT      DESCRIPTION                                    MARKET VALUE
-----------------------------------------------------------------------

FOREIGN GOVERNMENT OBLIGATIONS - 2.55%
    10,000  Dominican Republic,
             9.50%, 09/27/06                              $       9,525
    50,000  Nordea Bank Sweden AB,
             5.25%, 11/30/12                                     54,205
    10,000  Republic of Columbia,
             10.75%, 01/15/13                                    11,708
     5,000  Republic of El Salvador,
             8.50%, 07/25/11                                      5,375
     7,000  Republic of South Africa,
             8.50%, 06/23/17                                      8,880
    25,000  Russia Federation Ministry Finance,
             5.00%, 03/31/30                                     24,313
    10,000  United Mexican States,
             6.625%, 03/03/15                                    10,650
    15,000  United Mexican States,
             8.30%, 08/15/31                                     17,310
                                                          -------------

TOTAL FOREIGN GOVERNMENT OBLIGATIONS                            141,966
                                                          =============
(COST $127,841)

CONVERTIBLE PREFERRED STOCKS - 0.44%
MOTOR VEHICLES - 0.11%
        50  General Motors Acceptance Corp.
              Series B                                            1,120
       200  General Motors Acceptance Corp.
              Series C                                            4,980
                                                          -------------
                                                                  6,100
                                                          =============

PERSONAL CREDIT INSTITUTIONS - 0.13%
       160  Ford Capital Trust                                    6,952
                                                          =============


REAL ESTATE INVESTMENT TRUSTS - 0.20%
       225  EOP Operating Ltd.                             $     11,183
                                                          =============

TOTAL CONVERTIBLE PREFERRED STOCKS                               24,235
                                                          =============
(COST $23,130)

INVESTMENT COMPANIES - 8.49%
  249,985  Wells Fargo Government Institutional
             Money Market                                       249,984
  222,209  Wells Fargo Prime Investment
             Money Market                                       222,209
                                                          -------------

TOTAL INVESTMENT COMPANIES                                      472,193
                                                          =============
(COST $472,193)

TOTAL INVESTMENTS - 113.43%                                   6,310,455
(COST $6,114,575)

Other assets less liabilities - (13.43%)                       (747,386)
                                                          -------------

TOTAL NET ASSETS - 100.00%                                $   5,563,069
                                                          =============

The identified cost of investments owned at June 30, 2003 was the same for financial statement and federal income tax purposes.

Net unrealized appreciation for federal income tax purposes was $195,880, which is comprised of unrealized appreciation of $208,568 and unrealized depreciation of ($12,688).

TBA To be announced.

*Security if fully or partially segregated with custodian as collateral for futures or with brokers as initial margin for futures contracts.

See accompanying Notes to Financial Statements.


--------------------------------------------------------------------------------
INVESTORS MARK SERIES FUND SEMIANNUAL REPORT                                  26
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GLOBAL FIXED INCOME
--------------------------------------------------------------------------------

The portfolio has a below benchmark duration, largely due to our zero weighting in Japan. Our Japan positioning has been a good source of value-added given the recent surge in Japanese bonds yields. We continue to favor European bonds relative to US Treasury's. We have recently added exposure to the dollar bloc region as expectations of an easing in policy is anticipated. We continue to favor corporate credit relative to government bonds in the portfolio. Despite a softening in the economy, corporate bond spreads have narrowed significantly in the first half of 2003. Our currency positions have added significant value this year. The portfolio's large underweight of the US Dollar relative the to the commodity currencies and the Euro has worked well. The bond bull market is probably over, but we don't think that we are on the cusp of a bear market just yet. While global economic growth is expected to revive in the second half of 2003, upward pressure on bond yields should be limited as central banks are likely to keep rates very low for an extended period of time.

Standish Mellon Asset Management Company LLC

FUND DIVERSIFICATION

                                                             % OF TOTAL
-----------------------------------------------------------------------
Corporate Bonds
  Basic Materials                                               2.12%
  Capital Goods                                                 2.45
  Consumer Cyclical                                             1.13
  Consumer Staples                                              0.67
  Energy                                                        0.60
  Financial                                                    10.20
  Healthcare                                                    0.15
  Real Estate                                                   0.38
  Sovereign Agency                                              6.25
  Technology                                                    2.81
  Transportation & Services                                     1.55
  Utilities                                                     2.68
Convertible Corporate Bonds                                     0.17
Foreign Government Sponsored                                   47.78
U.S. Government Securities                                      8.45
U.S. Government Sponsored                                      10.38
Call Options Purchased                                          0.02
Put Options Purchased                                           0.25
Cash & Equivalents                                              1.96
-----------------------------------------------------------------------
Total                                                         100.00%
-----------------------------------------------------------------------

As of June 30, 2003, schedule of investments. Subject to change.


TOTAL RETURN AS OF JUNE 30, 2003

                     THREE     SIX                          SINCE COMMENCEMENT
                     MONTHS   MONTHS        ONE YEAR        NOVEMBER 13, 1997
------------------------------------------------------------------------------
Global Fixed
   Income            2.69%    4.52%         9.28%               6.02%
------------------------------------------------------------------------------


--------------------------------------------------------------------------------
JUNE 30, 2003                                                                 27
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
JUNE 30, 2003 (UNAUDITED)

GLOBAL FIXED INCOME

------------------------------------------------------------------------
PRINCIPAL
AMOUNT        DESCRIPTION                                  MARKET VALUE
------------------------------------------------------------------------

GOVERNMENT BONDS - 47.78%
AUSTRALIA - 0.97%
$    95,000   Australian Government,
               6.50%, 05/15/13                             $      70,941
                                                           =============

BELGIUM - 1.05%
     65,000   Belgium Government,
               4.25%, 09/28/13                                    76,863
                                                           =============

COLUMBIA - 0.16%
     10,000   Republic of Columbia,
               10.75%, 01/15/13                                   11,725
                                                           =============

DENMARK - 2.17%
  1,000,000   Denmark Government,
               4.00%, 11/15/04                                   158,349
                                                           =============

DOMINICAN REPUBLIC - 0.13%
     10,000   Dominican Republic Government,
               9.50%, 09/27/06                                     9,525
                                                           =============

EL SALVADOR - 0.22%
     10,000   El Salvador Government,
               8.50%, 07/25/11                                    10,864
      5,000   El Salvador Government,
               8.50%, 07/25/11                                     5,375
                                                           -------------
                                                                  16,239
                                                           =============

FRANCE - 2.71%
     65,896   France OAT, 3.15%, 07/25/32                         81,956
     95,000   French Government, 5.00%, 01/12/06                 115,896
                                                           -------------
                                                                 197,852
                                                           =============

GERMANY - 22.24%
    290,000   Bundesobligation,
               5.00%, 08/19/05                                   351,671
    185,000   Bundesobligation,
               4.50%, 08/17/07                                   226,207
    100,000   Deutschland Republic,
               7.50%, 11/11/04                                   123,159
     35,000   Deutschland Republic,
               5.00%, 05/20/05                                    42,245
    185,000   Deutschland Republic,
               4.125%, 07/04/08                                  223,417
     50,000   Deutschland Republic,
               4.00%, 07/04/09                                    59,803
     25,000   Deutschland Republic,
               5.25%, 01/04/11                                    31,954
     35,000   Deutschland Republic,
               5.00%, 07/04/11                                    44,055
    105,000   Deutschland Republic,
               5.00%, 07/04/12                                   132,002
     35,000   Deutschland Republic,
               5.625%, 01/04/28                                   45,616
     50,000   Deutschland Republic,
               4.75%, 07/04/28                                    57,874
    200,000   Deutschland Republic,
               6.25%, 01/04/30                                   281,706
                                                           -------------
                                                               1,619,709
                                                           =============

MEXICO - 0.41%
     10,000   United Mexican States,
               9.875%, 02/01/10                                   12,850
     15,000   United Mexican States,
               8.30%, 08/15/31                                    17,310
                                                           -------------
                                                                  30,160
                                                           =============

NETHERLANDS - 3.83%
    215,000   Netherlands Government,
               5.50%, 07/15/10                                   278,404
                                                           =============

NEW ZEALAND - 3.69%
    185,000   New Zealand Government,
               8.00%, 11/15/06                                   118,421
    235,000   New Zealand Government,
               7.00%, 07/15/09                                   150,699
                                                           -------------
                                                                 269,120
                                                           =============

RUSSIA - 0.20%
     15,000   Russian Federation Government,
               5.00%, 03/31/30                                    14,588
                                                           =============

SINGAPORE - 1.12%
    120,000   Singapore Government,
               5.625%, 07/01/08                                   81,806
                                                           =============

--------------------------------------------------------------------------------
INVESTORS MARK SERIES FUND SEMIANNUAL REPORT                                  28
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
JUNE 30, 2003 (UNAUDITED)

GLOBAL FIXED INCOME (Continued)
------------------------------------------------------------------------
PRINCIPAL
AMOUNT        DESCRIPTION                                  MARKET VALUE
------------------------------------------------------------------------


SOUTH AFRICA - 0.10%
     10,000   South Africa Government,
               13.00%, 08/31/10                                    1,618
      5,000   South Africa Government,
               5.25%, 05/16/13                                     5,554
                                                           -------------
                                                                   7,172
                                                           =============

SPAIN - 3.12%
    125,000   Spain Government,
               4.25%, 10/31/07                                   151,846
     60,000   Spain Government,
               5.00%, 07/30/12                                    75,472
                                                           -------------
                                                                 227,318
                                                           =============

SWEDEN - 2.21%
  1,100,000   Sweden Government,
               8.00%, 08/15/07                                   161,094
                                                           =============

UNITED KINGDOM - 3.45%
    145,000   UK Treasury Note, 5.00%, 03/07/08                  251,683
                                                           =============


TOTAL GOVERNMENT BONDS                                         3,482,548
                                                           =============
(Cost $2,981,972)


CORPORATE BONDS - 30.99%
CANADA - 0.98%
Cable  - 0.14%
     10,000   Rogers Cable, Inc., 6.25%, 06/15/13                  10,025
Mining - 0.43%
     20,000   Brascan Corp.,
               7.125%, 12/16/03                                    20,428
     10,000   Teck Cominco Ltd.,
               7.00%, 09/15/12                                     10,735
Railroads - 0.25%
     25,000   Canadian Pacific Railway,
               0.00%, 06/20/10                                     18,370
Telecommunication Services - 0.16%
     10,000   TELUS Corp., 8.00%, 06/01/11                         11,600
                                                              -----------
                                                                   71,158
                                                              ===========

DENMARK - 4.12%
Mortgage - 4.12%
    230,000   Realkredit Danmark A/S,
               4.00%, 01/01/06                                     36,735
        317   Realkredit Danmark A/S,
               8.00%, 10/01/26                                         54
  1,659,479   Realkredit Danmark A/S,
               6.00%, 10/01/32                                    263,759
                                                              -----------
                                                                  300,548
                                                              ===========

FRANCE - 2.22%
Mortgage - 0.95%
     55,000   Dexia Municipal Agency,
               5.375%, 04/26/07                                    69,051

Telecommunication Services - 1.01%
     15,000   France Telecom SA,
               8.25%, 03/14/08                                     19,906
     30,000   France Telecom SA,
               7.25%, 01/28/13                                     40,327
     10,000   France Telecom SA,
               8.50%, 03/01/31                                     13,863

Utilities - 0.26%
     15,000   Veolia Environment,
               5.875%, 06/27/08                                    18,850
                                                              -----------
                                                                  161,997
                                                              ===========

GERMANY - 0.25%
Mortgage - 0.25%
     15,000   Eurohypo AG, 4.50%, 01/21/13                         17,962
                                                              ===========

IRELAND - 0.87%
Banking - 0.09%
      5,000    Allied Irish Banks Ltd., 7.50%, 02/28/116,759
Mortgage - 0.78%
     50,000   Depfa ACS Bank, 3.875%, 07/15/13                     56,970
                                                              -----------
                                                                   63,729
                                                              ===========

ITALY - 6.09%
Sovereign - 6.09%
    205,000   Buoni Poliennali Del Tesoro,
               4.75%, 07/01/05                                    247,058
     15,000   Buoni Poliennali Del Tesoro,
               7.75%, 11/01/06                                     20,038
    145,000   Buoni Poliennali Del Tesoro,
               4.50%, 03/01/07                                    176,968
                                                              -----------
                                                                  444,064
                                                              ===========

--------------------------------------------------------------------------------
JUNE 30, 2003                                                                 29
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
JUNE 30, 2003 (UNAUDITED)

GLOBAL FIXED INCOME (Continued)
------------------------------------------------------------------------
PRINCIPAL
AMOUNT        DESCRIPTION                                  MARKET VALUE
------------------------------------------------------------------------

LUXEMBURG - 1.10%
Diversified Manufacturing - 0.92%
     40,000   Tyco International Group SA,
               5.50%, 11/19/08                                $    45,704
     20,000   Tyco International Group SA,
               6.75%, 02/15/11                                     21,300
Telecommunicaion Services - 0.18%
     10,000   Sogerim SA, 7.00%, 04/20/11                          13,209
                                                              -----------
                                                                   80,213
                                                              ===========

NETHERLANDS - 1.67%
Automotive - 0.25%
     15,000   DaimlerChrysler International Finance BV,
               6.125%, 03/21/06                                    18,434
Beverages - 0.17%
     10,000   FBG Treasury Europe BV,
               5.75%, 03/17/05                                     12,070
Diversified Manufacturing - 0.17%
     10,000   Honeywell Holding BV,
               5.25%, 12/20/06                                     12,038
Steel - 0.17%
     10,000   ThyssenKrupp Finance BV,
               7.00%, 03/19/09                                     12,620
Telecommunication Services - 0.91%
     30,000   Deutsche Telekom AG,
               8.125%, 05/29/12                                    42,462
     20,000   Telefonica Europe BV,
               5.125%, 02/14/13                                    24,103
                                                              -----------
                                                                  121,727
                                                              ===========

NORWAY- 0.09%
Telecommunication Services - 0.09%
      5,000   Telenor ASA,
               5.875%, 12/05/12                                     6,367
                                                              ===========

SWAZILAND- 0.23%
Supranational - 0.23%
     15,000   European Investment Bank,
               3.625%, 10/15/13                                    16,747
                                                              ===========

TUNISIA - 0.16%
Emerging Markets - 0.16%
     10,000   Banque Centrale de Tunisie,
               7.375%, 04/25/12                                    11,613
                                                              ===========

UNITED KINGDOM - 1.98%
Banking - 1.05%
      5,000   Bank of Ireland Holdings,
               7.40%, 03/07/11                                $     6,767
      5,000   Barclays Bank PLC,
               7.50%, 12/15/10                                      6,809
     10,000   Halifax PLC, 6.375%,
               04/03/08                                            18,047
      5,000   HBOS PLC, 6.05%,
               11/23/11                                             6,370
     15,000   National Westminster Bank,
               6.625%, 10/05/09                                    19,646
     10,000   Royal Bank of Scotland PLC,
               7.375%, 08/31/10                                    18,957
Beverages - 0.17%
     10,000   Allied Domecq Financial SVS,
               5.875%, 06/12/09                                    12,482
Cable - 0.24%
     15,000   British Sky Broadcasting Group, PLC,
               8.20%, 07/15/09                                     17,801
Lodging - 0.18%
     10,000   Hilton Group Finance PLC,
               6.50%, 07/17/09                                     12,796

Telecommunication Services - 0.09%
      5,000    British Telecom PLC,
                6.125%, 02/15/06                                    6,213
Utilities - 0.25%
     15,000    NGG Finance PLC,
                5.25%, 08/23/06                                    18,290
                                                              -----------
                                                                  144,178
                                                              ===========

UNITED STATES - 11.23%
Aluminum - 0.07%
      5,000    Alcoa, Inc.,
                4.25%, 08/15/07                                     5,305
Automotive - 0.58%
     10,000    General Motors Corp.,
                7.125%, 06/26/13                                    9,933
     20,000    General Motors Corp.,
                8.50%, 06/26/33                                    19,725
     10,000    Lear Corp.,
                8.125%, 04/01/08                                   12,517
Banking - 1.63%
     25,000    Fifth Third Bancorp,
                4.50%, 06/01/18                                    24,599
     65,000    First USA Credit Card Master Trust,
                1.41%, 07/10/06                                    65,035
     10,000    FleetBoston Financial Corp.,
                7.375%, 12/01/09                                   12,015
     15,000    Union Planters Bank,
                5.125%, 06/15/07                                   16,170


--------------------------------------------------------------------------------
INVESTORS MARK SERIES FUND SEMIANNUAL REPORT                                  30
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
JUNE 30, 2003 (UNAUDITED)

GLOBAL FIXED INCOME (Continued)
------------------------------------------------------------------------
PRINCIPAL
AMOUNT          DESCRIPTION                                MARKET VALUE
------------------------------------------------------------------------

Brokerage Services - 0.48%
     10,000     Goldman Sachs Group, Inc.,
                 5.70%, 09/01/12                                   11,006
     10,000     Morgan Stanley Dean Witter Capital,
                 5.75%, 04/01/09                                   12,623
     10,000     Morgan Stanley Dean Witter Capital,
                 6.60%, 04/01/12                                   11,573
Cable - 0.48%
      5,000     Comcast Cable Communications, Inc.,
                 6.75%, 01/30/11                                    5,750
     10,000     Cox Communications, Inc.,
                 7.125%, 10/01/12                                  11,962
      5,000     CSC Holdings, Inc.,
                 7.875%, 12/15/07                                   5,138
     10,000     Univison Communications, Inc.,
                 7.85%, 07/15/11                                   11,921
Capital Goods - 0.16%
      5,000     American Standard, Inc.,
                 7.375%, 02/01/08                                   5,550
      5,000     Parker-Hannifin Corp.,
                 6.25%, 11/21/05                                    6,110
Chemicals - 0.22%
     10,000     Crompton Corp.,
                 8.50%, 03/15/05                                   10,550
      5,000     Equistar Chemicals LP,
                 10.125%, 09/01/08                                  5,175
Credit Card - 0.48%
     30,000     MBNA America,
                 4.375%, 08/19/04                                  35,255
Defense - 0.37%
     25,000     Raytheon Co.,
                 6.50%, 07/15/05                                   27,190
Energy - 0.60%
     10,000     Pemex Project Funding Master Trust,
                 6.625%, 04/04/10                                  12,072
     25,000     Pinnacle Financial Partners, Inc.,
                 8.83%, 08/15/04                                   26,063
      5,000     Premcor Refining Group,
                 9.50%, 02/01/13                                    5,550
Environmental Services - 1.22%
      5,000     Allied Waste,
                 7.375%, 01/01/04                                   5,113
      5,000     Republic Services, Inc.,
                 6.75%, 08/15/11                                    5,804
     65,000     Waste Management, Inc.,
                 6.375%, 12/01/03                                  66,171
     10,000     Waste Management, Inc.,
                 7.375%, 05/15/29                                  11,846
Food - 0.17%
     10,000     Sara Lee Corp.,
                 6.125%, 07/27/07                                  12,742
Gaming - 0.30%
     10,000     Harrah's Operating Co., Inc.,
                 7.125%, 06/01/07                                  11,321
     10,000     Mohegan Tribal Gaming Authority,
                 8.375%, 07/01/11                                  10,875
Grocery - 0.16%
     10,000     Kroger Co.,
                 6.80%, 04/01/11                                   11,426
Healthcare - 0.15%
     10,000     HCA, Inc.,
                 7.875%, 02/01/11                                  11,215
Insurance - 0.14%
     10,000     Travelers Property Casualty Corp.,
                 5.00%, 03/15/13                                   10,433
Lodging - 0.15%
      5,000     Carnival Corp.,
                 6.15%, 04/15/08                                    5,522
      5,000     Royal Caribbean Cruises Ltd.,
                 8.25%, 04/01/05                                    5,225
Media & Entertainment - 0.42%
     15,000     AOL Time Warner, Inc.,
                 6.875%, 05/01/12                                  17,159
     10,000     News America Holdings,
                 9.25%, 02/01/13                                   13,376
Mining - 0.16%
     10,000     Inco Ltd.,
                 7.75%, 05/15/12                                   11,867
Paper Products - 1.07%
     15,000     Abitibi Consolidated,
                 6.00%, 06/20/13                                   14,308
     45,000     Fort James Corp.,
                 4.75%, 06/29/04                                   51,417
     10,000     International Paper Co.,
                 5.375%, 08/11/06                                  12,155
REITS - 0.38%
     15,000     Boston Properties, Inc.,
                 6.25%, 01/15/13                                   16,456
      5,000     EOP Operating LP,
                 7.875%, 07/15/31                                   6,064
      5,000     HMH Properties, Inc.,
                 7.875%, 08/01/08                                   5,100
Retail - 0.08%
      5,000     YUM! Brands, Inc.,
                 8.875%, 04/15/11                                   5,950
Technology - 0.07%
      5,000     SPX Corp.,
                 7.50%, 01/01/13                                    5,438
Telecommunication Services - 0.30%
     20,000     Sprint Capital Corp.,
                 6.125%, 11/15/08                                  21,736


                                                         Continued on next page.
--------------------------------------------------------------------------------
JUNE 30, 2003                                                                 31
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
JUNE 30, 2003 (UNAUDITED)

GLOBAL FIXED INCOME (Continued)
-------------------------------------------------------------------------
PRINCIPAL
AMOUNT          DESCRIPTION                                  MARKET VALUE
-------------------------------------------------------------------------

UNITED STATES (continued)

Transportation - 0.08%
      5,000     Erac USA Finance Co.,
                 7.35%, 06/15/08                             $      5,858

Utilities - 1.31%
     11,341     Niagara Mohawk Power Corp.,
                 7.375%, 07/01/03                                  11,341
     25,000     Niagara Mohawk Power Corp.,
                 7.75%, 10/01/08                                   29,991
     10,000     Northern States Power Co.,
                 8.00%, 08/28/12                                   12,683
     10,000     Progress Energy, Inc.,
                 7.00%, 10/30/31                                   11,079
     15,000     Public Service Company of Colorado,
                 7.875%, 10/01/12                                  18,917
     10,000     TXU Energy Co.,
                 7.00%, 03/15/13                                   11,091
                                                              -----------
                                                                  818,466
                                                              ===========

TOTAL CORPORATE BONDS                                           2,258,769
                                                              ===========
(Cost $1,980,324)

U.S. GOVERNMENT SPONSORED AND AGENCY OBLIGATIONS - 18.83%

Federal Home Loan Mortgage Corporation - 1.12%
     78,248      6.00%, 07/01/17                              $    81,397

Federal National Mortgage Association - 9.26%
    350,000      1.17%, 07/14/03                                  349,883
     18,119      6.50%, 09/01/32                                   18,901
     23,537      6.50%, 10/01/32                                   24,553
    270,000      0.00%, 07/01/33                                  280,631

U.S. Treasury Bills - 2.78%
    125,000      1.05%, 07/10/03                                  124,978
     78,000      1.045%, 07/17/03                                  77,974

U.S. Treasury Bonds - 0.85%
    50,000       6.25%, 05/15/30                                   62,262

U.S. Treasury Notes - 4.82%
    210,000      2.75%, 09/30/03                                  211,050
     40,000      3.00%, 11/30/03                                   40,350
     15,000      3.00%, 01/31/04                                   15,180
     25,000      1.625%, 03/31/05                                  25,180
     15,000      4.625%, 05/15/06                                  16,265
     40,000      4.375%, 05/15/07                                  43,469

TOTAL U.S. GOVERNMENT SPONSORED AND AGENCY OBLIGATIONS          1,372,073
                                                              ===========
(Cost $1,356,767)


--------------------------------------------------------------------------------
INVESTORS MARK SERIES FUND SEMIANNUAL REPORT                                  32
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
JUNE 30, 2003 (UNAUDITED)

GLOBAL FIXED INCOME (Continued)
-------------------------------------------------------------------------
PRINCIPAL
AMOUNT          DESCRIPTION                                  MARKET VALUE
-------------------------------------------------------------------------

CONVERTIBLE BONDS - 0.17%
LUXEMBURG - 0.14%
Diversified Manufacturing - 0.14%
9,000           Tyco International Group SA,
                 3.125%, 01/15/23                             $     9,900
                                                              ===========

UNITED STATES - 0.03%
Lodging - 0.03%
      5,000     Royal Caribbean Cruise Lines,
                 0.00%, 05/18/21                                    2,325
                                                              ===========

TOTAL CONVERTIBLE BONDS                                            12,225
                                                              ===========
(Cost $11,389)

CALL OPTIONS PURCHASED - 0.02%
Japanese Yen - 0.02%
    130,000      May 04 / 130.000                                     631
     30,000      Oct 03 / 119.350                                     571
    340,000      Sep 03 / 130.000                                     109
                                                              -----------
TOTAL CALL OPTIONS PURCHASED                                        1,311
                                                              ===========
(Cost $8,845)

PUT OPTIONS PURCHASED - 0.25%
Australia Dollar - 0.08%
     70,000      Oct 03 / .614                                      5,831

Canadian Dollar - 0.03%
    100,000      Nov 03 / 1.220                                     1,890

Euro - 0.01%
     70,000      Aug 03 / 1.160                                       616

Japanese Yen - 0.01%
     30,000      Oct 03 / 119.350                                     533

New Zealand Dollar - 0.12%
    140,000      Jul 03 / .550                                      9,058
                                                              -----------
TOTAL PUT OPTIONS PURCHASED                                        17,928
                                                              ===========
(Cost $7,937)


INVESTMENT COMPANIES - 1.95%
    141,896      Wells Fargo Government Institutional
                   Money Market                               $   141,896
                                                              ===========
(Cost $141,896)

TOTAL INVESTMENTS - 99.99%                                      7,286,750
(Cost $6,489,130)

Other assets less liabilities - 0.01%                                 784
                                                              ===========

TOTAL NET ASSETS - 100.00%                                    $ 7,287,534
                                                              ===========


The identified cost of investments owned at June 30, 2003 was the same for financial statement and federal income tax purposes.

Net unrealized appreciation for federal income tax purposes was $797,620, which is comprised of unrealized appreciation of $833,249 and unrealized depreciation of ($35,629).

*Principal amount is reflected in local currency while market value is reflected in U.S. Dollars.


See accompanying Notes to Financial Statements.


--------------------------------------------------------------------------------
JUNE 30, 2003                                                                 33
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MONEY MARKET
--------------------------------------------------------------------------------

Two factors weighed heavily on the financial markets for the first half of the year, creating tremendous uncertainty in the minds of investors and generating considerable volatility. First and foremost, global economic weakness continued to be the backdrop against which all other factors played out. Additionally, mounting tensions over Iraq fueled rising uncertainty over the fate of the much-awaited economic recovery, and the stock market slumped sharply in early 2003. However, once the fighting actually began in early March, the equity markets rallied sharply. At the start of the year, the focus of the Federal Reserve's monetary policy was balanced between economic weakness and inflation. However, with core inflation measures remaining well behaved, the Fed's concerns gradually shifted to the threat of deflation and the possibility of an economy caught in a liquidity trap. This factor, coupled with the Fed's dwindling arsenal of traditional monetary tools, has prompted consideration of nontraditional means for jump-starting the economy. In April and May, the Federal Reserve began to "talk down" longer term rates after the yield curve had steepened in the first quarter. Through June 30, the yield curve has shifted downward by about 30 to 35 basis points for all maturities through 10 years, but only 22 basis points for 30-year Treasury yields.

Total Return as of June 30, 2003
-----------------------------------------------------------------------
              THREE     SIX                          SINCE COMMENCEMENT
              MONTHS   MONTHS        ONE YEAR        NOVEMBER 13, 1997
-----------------------------------------------------------------------
Money Market    0.18%    0.39%         1.12%               3.87%


--------------------------------------------------------------------------------
INVESTORS MARK SERIES FUND SEMIANNUAL REPORT                                  34
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
JUNE 30, 2003 (UNAUDITED)

MONEY MARKET
-------------------------------------------------------------------------------------
PRINCIPAL
 AMOUNT    DESCRIPTION                                                   MARKET VALUE
-------------------------------------------------------------------------------------

U.S. GOVERNMENT SPONSORED AND AGENCY OBLIGATIONS - 99.96%
FEDERAL FARM CREDIT BANK - 14.62%
$ 100,000  0.95%, 07/08/03                                                   $ 99,982
  200,000  0.91%, 12/17/03                                                    200,036
  150,000  1.16%, 06/10/04                                                    150,000
                                                                       --------------
                                                                              450,018
                                                                       ==============

FEDERAL HOME LOAN BANK - 28.42%
  724,000  0.50%, 07/01/03                                                    724,000
  50,000   6.125%, 08/15/03                                                    50,287
  100,000  1.10%, 09/03/03                                                     99,804
                                                                       --------------
                                                                              874,091
                                                                       ==============

FEDERAL HOME LOAN BANK DISCOUNT NOTES - 6.50%
  200,000  1.16%, 07/02/03                                                    199,994

FEDERAL HOME LOAN MORTGAGE CORPORATION - 11.37%
  100,000  1.17%, 07/01/03                                                    100,000
  50,000   6.00%, 07/07/03                                                     50,037
  100,000  1.16%, 07/17/03                                                     99,948
  100,000  1.16%, 08/08/03                                                     99,878
                                                                       --------------
                                                                              349,863
                                                                       ==============

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 8.14%
  100,000  0.92%, 07/17/03                                                     99,959
  100,000  1.17%, 07/30/03                                                     99,906
   50,000  5.45%, 10/10/03                                                     50,558
                                                                       --------------
                                                                              250,423
                                                                       ==============

STUDENT LOAN MARKETING ASSOCIATION - 11.37%
  100,000  0.96%, 07/22/03                                                   $ 99,944
  100,000  0.96%, 08/12/03                                                     99,888
  150,000  0.88%, 09/18/03                                                    150,000
                                                                       --------------
                                                                              349,832
                                                                       ==============

U.S. TREASURY BILLS - 9.72%
  100,000  0.81%, 09/25/03                                                     99,810
  100,000  0.81%, 10/30/03                                                     99,734
  100,000  0.83%, 11/20/03                                                     99,679
                                                                       --------------
                                                                              299,223
                                                                       ==============

U.S. TREASURY NOTES - 9.82%
  250,000  3.00%, 11/30/03                                                    251,508
   50,000  3.625%, 03/31/04                                                    50,872
                                                                       --------------
                                                                              302,380
                                                                       ==============

TOTAL U.S. GOVERNMENT SPONSORED
AND AGENCY OBLIGATIONS                                                      3,075,824
                                                                       ==============

TOTAL INVESTMENTS - 99.96%                                                  3,075,824
(Cost $3,075,824)

Other assets less liabilities - 0.04%                                           1,245
                                                                       --------------

TOTAL NET ASSETS - 100.00%                                             $    3,077,069
                                                                       ==============

The identified cost of investments owned at June 30, 2003 was the same for financial statement and federal income tax purposes.

See accompanying Notes to Financial Statements.


--------------------------------------------------------------------------------
JUNE 30, 2003                                                                 35
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
June 30, 2003 (unaudited)

-------------------------------------------------------------------------------------------------
                                                        LARGE CAP      LARGE CAP       MID CAP
                                                          VALUE         GROWTH         EQUITY
-------------------------------------------------------------------------------------------------
ASSETS:
  Investments, at cost                                $  2,938,311   $  3,386,578   $  3,078,290
                                                      ===========================================
  Investments, at value                               $  3,354,864   $  3,733,124   $  3,600,658
  Cash denominated in foreign currencies,
    at value (cost $2,442)                                       -              -              -
  Cash                                                         204            240         15,706
  Receivables:
    Investments sold                                        15,426         30,599              -
    Interest and dividends                                   3,344          1,959          1,952
    Unrealized appreciation on forward
      foreign currency contracts                                 -              -              -
    Variation margin                                             -              -              -
    Expense reimbursement                                    5,677          6,471          6,499
    Foreign tax                                                  -              -              -
                                                      -------------------------------------------
      Total assets:                                      3,379,515      3,772,393      3,624,815
                                                      -------------------------------------------

LIABILITIES AND NET ASSETS:
  Cash overdraft                                                 -              -              -
  Payables:
    Management fees                                          4,508          4,141          4,496
    Administration fees                                        322            360            337
    Transfer agent fees                                        481            539            504
    Custodian fees                                           1,375          1,538          1,440
    Accounting fees                                            849            833          1,223
    Directors'/Trustees' fees                                  564            631            590
    Dividends                                                    -              -              -
    Investments purchased                                   24,921         37,275              -
    Unrealized depreciation on forward
      foreign currency contracts                                 -              -              -
    Options written, at fair value                               -              -              -
    Other                                                    2,631          3,792          2,982
                                                      -------------------------------------------

      Total liabilities:                                    35,651         49,109         11,572
                                                      -------------------------------------------

NET ASSETS                                            $  3,343,864   $  3,723,284   $  3,613,243
                                                      ===========================================

NET ASSETS CONSIST OF:
  Capital (capital stock and paid-in capital)         $  3,622,426   $  5,448,710   $  3,256,203
  Accumulated undistributed net
    investment income (loss)                                17,414          5,105          4,752
  Accumulated undistributed net realized
    gain (loss) on sale of investments,
    foreign currency transactions, futures
    contracts and options contracts written               (712,529)    (2,077,077)      (170,080)
  Net unrealized appreciation (depreciation)
    in value of investments, translation of
    assets and liabilites in foreign currency,
    futures contracts and options contracts written        416,553        346,546        522,368
                                                      -------------------------------------------

NET ASSETS APPLICABLE TO OUTSTANDING SHARES           $  3,343,864   $  3,723,284   $  3,613,243
                                                      ===========================================

Capital shares, $.001 par value:
  Authorized                                           500,000,000    500,000,000    500,000,000
                                                      ===========================================
  Outstanding                                              363,426        414,065        318,657
                                                      ===========================================

NET ASSET VALUE PER SHARE                             $       9.20   $       8.99   $      11.34
                                                      ===========================================

See accompanying Notes to Financial Statements.


--------------------------------------------------------------------------------
INVESTORS MARK SERIES FUND SEMIANNUAL REPORT                                  36
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
JUNE 30, 2003 (UNAUDITED)

-------------------------------------------------------------------------------------------------
                                                        SMALL CAP       GROWTH
                                                         EQUITY        & INCOME       BALANCED
-------------------------------------------------------------------------------------------------
ASSETS:
  Investments, at cost                                $  2,938,537   $  5,598,672   $  4,205,946
                                                      ===========================================
  Investments, at value                               $  3,427,957   $  5,969,889   $  4,035,287
  Cash denominated in foreign currencies,
    at value (cost $2,442)                                       -              -              -
  Cash                                                       5,275        260,811              -
  Receivables:
    Investments sold                                        68,531         17,126              -
    Interest and dividends                                     387          4,864         23,939
    Unrealized appreciation on forward
      foreign currency contracts                                 -              -              -
    Variation margin                                             -              -              -
    Expense reimbursement                                    6,201         10,435          7,844
    Foreign tax                                                  -              -              -
                                                      -------------------------------------------
      Total assets:                                      3,508,351      6,263,125      4,067,070
                                                      -------------------------------------------

LIABILITIES AND NET ASSETS:
  Cash overdraft                                                 -              -              -
  Payables:
    Management fees                                          5,958          8,501          6,330
    Administration fees                                        316            591            383
    Transfer agent fees                                        473            884            573
    Custodian fees                                           1,351          2,525          1,636
    Accounting fees                                          1,250          1,185          1,849
    Directors'/Trustees' fees                                  554          1,035            671
    Dividends                                                    -              -              -
    Investments purchased                                   69,220         95,409              -
    Unrealized depreciation on forward
      foreign currency contracts                                 -              -              -
    Options written, at fair value                               -              -              -
    Other                                                    2,167          4,961          2,261
                                                      -------------------------------------------

      Total liabilities:                                    81,289        115,091         13,703
                                                      -------------------------------------------

NET ASSETS                                            $  3,427,062   $  6,148,034   $  4,053,367
                                                      ===========================================

NET ASSETS CONSIST OF:
  Capital (capital stock and paid-in capital)         $  4,644,252   $  6,188,030   $  4,232,274
  Accumulated undistributed net
    investment income (loss)                               (13,139)        24,443         43,558
  Accumulated undistributed net realized
    gain (loss) on sale of investments,
    foreign currency transactions, futures
    contracts and options contracts written             (1,693,471)      (435,656)       (51,806)
  Net unrealized appreciation (depreciation)
    in value of investments, translation of
    assets and liabilites in foreign currency,
    futures contracts and options contracts written        489,420        371,217       (170,659)
                                                      -------------------------------------------

NET ASSETS APPLICABLE TO OUTSTANDING SHARES           $  3,427,062   $  6,148,034   $  4,053,367
                                                      ===========================================

Capital shares, $.001 par value:
  Authorized                                           500,000,000    500,000,000    500,000,000
                                                      ===========================================
  Outstanding                                              457,378        540,521        437,766
                                                      ===========================================

NET ASSET VALUE PER SHARE                             $       7.49   $      11.37   $       9.26
                                                      ===========================================

See accompanying Notes to Financial Statements.


--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
JUNE 30, 2003 (UNAUDITED)


-------------------------------------------------------------------------------------------------
                                                      INTERMEDIATE       GLOBAL         MONEY
                                                      FIXED INCOME    FIXED INCOME      MARKET
-------------------------------------------------------------------------------------------------
ASSETS:
  Investments, at cost                                $   6,114,575  $   6,489,130   $  3,075,824
                                                      ===========================================
  Investments, at value                               $   6,310,455  $   7,286,750   $  3,075,824
  Cash denominated in foreign currencies,
    at value (cost $2,442)                                        -          2,455              -
  Cash                                                       60,817              -            787
  Receivables:
    Investments sold                                        340,138        104,980              -
    Interest and dividends                                   38,008        159,587          4,528
    Unrealized appreciation on forward
      foreign currency contracts                                  -        127,580              -
    Variation margin                                             94              -              -
    Expense reimbursement                                    13,343         15,011          5,351
    Foreign tax                                                  55              -              -
                                                      -------------------------------------------
      Total assets:                                       6,762,910      7,696,363      3,086,490
                                                      -------------------------------------------

LIABILITIES AND NET ASSETS:
  Cash overdraft                                                  -          5,587              -
  Payables:
    Management fees                                           5,455          8,822          1,976
    Administration fees                                         562            726            304
    Transfer agent fees                                         840          1,085            455
    Custodian fees                                            2,401          3,100          1,300
    Accounting fees                                           4,545          3,652            588
    Directors'/Trustees' fees                                   984          1,271            533
    Dividends                                                     -              -           1,65
    Investments purchased                                 1,176,120        367,559              -
    Unrealized depreciation on forward
      foreign currency contracts                                  -          8,986              -
    Options written, at fair value                            2,555             63              -
    Other                                                     6,379          7,978          2,613
                                                      -------------------------------------------

      Total liabilities:                                  1,199,841        408,829          9,421
                                                      -------------------------------------------

NET ASSETS                                            $   5,563,069  $   7,287,534   $  3,077,069
                                                      ===========================================

NET ASSETS CONSIST OF:
  Capital (capital stock and paid-in capital)         $   5,229,495  $   6,758,556   $  3,077,069
  Accumulated undistributed net
    investment income (loss)                                122,078         64,967              -
  Accumulated undistributed net realized
    gain (loss) on sale of investments,
    foreign currency transactions, futures
    contracts and options contracts written                  16,067       (458,377)             -
  Net unrealized appreciation (depreciation)
    in value of investments, translation of
    assets and liabilites in foreign currency,
    futures contracts and options contracts written         195,429        922,388              -
                                                      -------------------------------------------

NET ASSETS APPLICABLE TO OUTSTANDING SHARES           $   5,563,069  $   7,287,534   $  3,077,069
                                                      ===========================================

Capital shares, $.001 par value:
  Authorized                                            500,000,000    500,000,000    500,000,000
                                                      ===========================================
  Outstanding                                               520,052        732,948      3,077,080
                                                      ===========================================

NET ASSET VALUE PER SHARE                             $       10.70  $        9.94   $       1.00
                                                      ===========================================

See accompanying Notes to Financial Statements.


--------------------------------------------------------------------------------
JUNE 30, 2003                                                                 37
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)

---------------------------------------------------------------------------------------------
                                                           Large Cap    Large Cap    Mid Cap
                                                             Value       Growth      Equity
---------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends                                               $   31,565   $   17,005   $ 17,672
  Interest                                                        15            4        153
  Foreign tax withheld                                          (511)        (332)        (5)
                                                          -----------------------------------
                                                              31,069       16,677     17,820
                                                          -----------------------------------
EXPENSES:
  Management fees                                             12,326       13,647     12,796
  Administration fees                                            111          360        337
  Transfer agent fees                                            481          539        504
  Custodian fees                                                 715          720      5,904
  Accounting fees                                                849          833      2,645
  Professional fees                                            5,119        5,143      5,128
  Directors'/Trustees' fees                                      564          631        590
  Other                                                        5,993        6,029      5,052
                                                          -----------------------------------
    Total expenses before voluntary
      reduction of management fees                            26,158       27,902     32,956
    Less: voluntary reduction
      of management fees                                      12,291       12,549     18,561
                                                          -----------------------------------

      Net expenses                                            13,867       15,353     14,395
                                                          -----------------------------------

      Net investment income (loss)                            17,202        1,324      3,425
                                                          -----------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
FOREIGN CURRENCY, FUTURES AND OPTIONS:
  Realized gain (loss) from:
    Investment transactions                                 (289,957)    (383,912)   (32,070)
    Foreign currency transactions                                  -            -          -
    Futures transactions                                           -            -          -
    Option contracts written                                       -            -          -
  Change in net unrealized appreciation
    (depreciation) from:
    Investments                                              506,123      767,423    418,109
    Translation of assets and liabilities
      in foreign currencies                                        -            -          -
    Futures transactions                                           -            -          -
    Option contracts written                                       -            -          -
                                                          -----------------------------------

    Net realized and unrealized gain (loss)
      on investments, foreign currency
      transactions, futures transactions
      and options contracts written                          216,166      383,511    386,039
                                                          -----------------------------------

    Increase (decrease) in net assets
      resulting from operations                           $  233,368   $  384,835   $389,464
                                                          -----------------------------------

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
INVESTORS MARK SERIES FUND SEMIANNUAL REPORT                                  38
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)

---------------------------------------------------------------------------------------------
                                                           SMALL CAP     GROWTH
                                                            EQUITY      & INCOME    BALANCED
---------------------------------------------------------------------------------------------

INVESTMENT INCOME:
  Dividends                                               $    2,353   $  49,483   $  13,757
  Interest                                                        10          58      42,378
  Foreign tax withheld                                           (24)        (62)       (192)
                                                          -----------------------------------
                                                               2,339      49,479      55,943
                                                          -----------------------------------
EXPENSES:
  Management fees                                             14,004      22,254      14,312
  Administration fees                                            316         591         383
  Transfer agent fees                                            473         884         573
  Custodian fees                                               7,172       2,577         719
  Accounting fees                                              1,250       1,185       1,849
  Professional fees                                            5,115       5,291       3,255
  Directors'/Trustees' fees                                      554       1,035         671
  Other                                                        5,988       6,246         857
                                                          -----------------------------------
    Total expenses before voluntary
      reduction of management fees                            34,872      40,063      22,619
    Less: voluntary reduction
      of management fees                                      19,394      15,027       6,518
                                                          -----------------------------------

      Net expenses                                            15,478      25,036      16,101
                                                          -----------------------------------

      Net investment income (loss)                           (13,139)     24,443      39,842
                                                          -----------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
FOREIGN CURRENCY, FUTURES AND OPTIONS:
  Realized gain (loss) from:
    Investment transactions                                 (154,851)   (144,178)     27,931
    Foreign currency transactions                                  -           -           -
    Futures transactions                                           -           -           -
    Option contracts written                                       -           -           -
  Change in net unrealized appreciation
    (depreciation) from:
    Investments                                              665,564     791,880     542,604
    Translation of assets and liabilities
      in foreign currencies                                        -           -           -
    Futures transactions                                           -           -           -
    Option contracts written                                       -           -           -
                                                          -----------------------------------

  Net realized and unrealized gain (loss)
      on investments, foreign currency
      transactions, futures transactions
      and options contracts written                          510,713     647,702     570,535
                                                          -----------------------------------
  Increase (decrease) in net assets
      resulting from operations                           $  497,574   $ 672,145   $ 610,377
                                                          -----------------------------------


--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)

---------------------------------------------------------------------------------------------
                                                          Intermediate     Global      Money
                                                          Fixed Income  Fixed Income   Market
---------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends                                               $     1,179   $   1,416   $       -
  Interest                                                    132,862     172,148      19,616
  Foreign tax withheld                                           (204)     (7,768)          -
                                                          -----------------------------------
                                                              133,837     165,796      19,616
                                                          -----------------------------------

EXPENSES:
  Management fees                                              16,534      26,527       6,082
  Administration fees                                             562         726         304
  Transfer agent fees                                             840       1,085         455
  Custodian fees                                                4,151       6,540       1,151
  Accounting fees                                               3,820       5,991       2,699
  Professional fees                                             5,273       5,477       5,008
  Directors'/Trustees' fees                                       985       1,271         533
  Other                                                         5,587       5,839       5,048
                                                          -----------------------------------

  Total expenses before voluntary
      reduction of management fees                             37,752      53,456      21,280

    Less: voluntary reduction
      of management fees                                       15,706      18,087      13,678
                                                          -----------------------------------

      Net expenses                                             22,046      35,369       7,602
                                                          -----------------------------------

      Net investment income (loss)                            111,791     130,427      12,014
                                                          -----------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
FOREIGN CURRENCY, FUTURES AND OPTIONS:
  Realized gain (loss) from:
    Investment transactions                                   102,871     210,183           -
    Foreign currency transactions                                   -    (448,223)          -
    Futures transactions                                      (12,134)          -           -
    Option contracts written                                    2,629      (8,819)          -
  Change in net unrealized appreciation
    (depreciation) from:
    Investments                                                20,124     177,416           -
    Translation of assets and liabilities
      in foreign currencies                                         -     256,395           -
    Futures transactions                                        2,633           -           -
    Option contracts written                                   (1,014)       (260)          -
                                                          -----------------------------------

  Net realized and unrealized gain (loss)
      on investments, foreign currency
      transactions, futures transactions
      and options contracts written                           115,109     186,692           -
                                                          -----------------------------------
    Increase (decrease) in net assets
      resulting from operations                         $     226,900   $ 317,119   $  12,014
                                                          -----------------------------------

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
JUNE 30, 2003                                                                 39
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------
                                                        LARGE CAP VALUE
                                                 SIX MONTHS ENDED
                                                     6/30/03       YEAR ENDED
                                                   (UNAUDITED)      12/31/02
-----------------------------------------------------------------------------
OPERATIONS:
  Net investment income (loss)                $          17,202   $    33,362
  Net realized gain (loss) from investments             (289,95)       85,824
  Change in net unrealized appreciation
    (depreciation) on investments                       506,123      (531,372)
                                              -------------------------------
      Net increase (decrease) in net assets
        resulting from operations                       233,368      (412,186)

DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income                                       -       (33,200)

CAPITAL SHARE TRANSACTIONS:
  Shares sold                                            25,854       101,483
  Reinvested distributions                                    -        33,200
                                              -------------------------------
                                                         25,854       134,683
  Shares repurchased                                    (37,451)     (141,435)
                                              -------------------------------
    Net increase (decrease) from
      capital share transactions                        (11,597)       (6,752)
                                              -------------------------------
      Net increase (decrease) in net assets             221,771      (452,138)

NET ASSETS:
  Beginning of period                                 3,122,093     3,574,231
                                              -------------------------------
  End of period                               $       3,343,864   $ 3,122,093
                                              ===============================
  Undistributed net investment income
    (loss) at end of period                   $          17,414   $       212
                                              ===============================

  Fund share transactions:
  Shares sold                                             2,952        10,293
  Reinvested distributions                                    -         3,901
                                              -------------------------------
                                                          2,952        14,194
  Shares repurchased                                     (4,286)      (14,622)
                                              -------------------------------
    Net increase (decrease) in fund shares               (1,334)         (428)
                                              ===============================


--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

------------------------------------------------------------------------------
                                                        LARGE CAP GROWTH
                                                  SIX MONTHS ENDED
                                                       6/30/03     YEAR ENDED
                                                     (UNAUDITED)    12/31/02
-----------------------------------------------------------------------------
OPERATIONS:
  Net investment income (loss)                       $     1,324   $    3,781
  Net realized gain (loss) from investments             (383,912)    (708,413)
  Change in net unrealized appreciation
   (depreciation) on investments                         767,423     (620,552)
                                              -------------------------------
    Net increase (decrease) in net assets
     resulting from operations                           384,835   (1,325,184)

DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income                                        -            -

CAPITAL SHARE TRANSACTIONS:
  Shares sold                                             99,474      331,577
  Reinvested distributions                                     -            -
                                              -------------------------------
                                                          99,474      331,577
  Shares repurchased                                    (106,870)    (261,133)
                                              -------------------------------
  Net increase (decrease) from
   capital share transactions                             (7,396)      70,444
                                              -------------------------------
   Net increase (decrease) in net assets                 377,439   (1,254,740)

NET ASSETS:
  Beginning of period                                  3,345,845    4,600,585
                                              -------------------------------
  End of period                                      $ 3,723,284   $3,345,845
                                              ===============================
  Undistributed net investment income
   (loss) at end of period                           $     5,105   $    3,781
                                              ===============================

  Fund share transactions:
  Shares sold                                             12,014       34,496
  Reinvested distributions                                     -            -
                                              -------------------------------
                                                          12,014       34,496
  Shares repurchased                                     (13,196)     (27,289)
                                              -------------------------------
   Net increase (decrease) in fund shares                 (1,182)       7,207
                                              ===============================



--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------
                                                          Mid Cap Equity
                                                   Six Months Ended
                                                       6/30/03     Year Ended
                                                     (unaudited)    12/31/02
-----------------------------------------------------------------------------
OPERATIONS:
  Net investment income (loss)                       $     3,425   $   9,255
  Net realized gain (loss) from investments              (32,070)   (109,128)
  Change in net unrealized appreciation
   (depreciation) on investments                         418,109    (408,492)
                                              -------------------------------
   Net increase (decrease) in net assets
    resulting from operations                            389,464    (508,365)

DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income                                        -      (7,928)

CAPITAL SHARE TRANSACTIONS:
  Shares sold                                             30,096     183,592
  Reinvested distributions                                     -       7,928
                                              -------------------------------
                                                          30,096     191,520
  Shares repurchased                                     (23,114)   (177,693)
                                              -------------------------------
  Net increase (decrease) from
   capital share transactions                              6,982      13,827
                                              -------------------------------
   Net increase (decrease) in net assets                 396,446    (502,466)

NET ASSETS:
  Beginning of period                                  3,216,797   3,719,263
                                              -------------------------------
  End of period                                      $ 3,613,243  $3,216,797
                                              ===============================
  Undistributed net investment income
   (loss) at end of period                           $     4,752  $    1,327
                                              ===============================
  Fund share transactions:
  Shares sold                                              3,067      15,952
  Reinvested distributions                                     -         787
                                              -------------------------------
                                                           3,067      16,739
  Shares repurchased                                      (2,316)    (15,942)
                                              -------------------------------
   Net increase (decrease) in fund shares                    751         797
                                              ===============================


--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------
                                                        SMALL CAP EQUITY
                                                   SIX MONTHS ENDED
                                                       6/30/03     YEAR ENDED
                                                     (UNAUDITED)    12/31/02
-----------------------------------------------------------------------------
OPERATIONS:
  Net investment income (loss)                       $   (13,139)  $ (29,954)
  Net realized gain (loss) from investments             (154,851)   (336,118)
  Change in net unrealized appreciation
   (depreciation) on investments                         665,564    (613,616)
                                              -------------------------------
   Net increase (decrease) in net assets
    resulting from operations                            497,574    (979,688)

DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income                                        -           -

CAPITAL SHARE TRANSACTIONS:
  Shares sold                                             72,122     180,232
  Reinvested distributions                                     -           -
                                              -------------------------------
                                                          72,122     180,232
  Shares repurchased                                     (85,549)   (194,162)
                                              -------------------------------
  Net increase (decrease) from
   capital share transactions                            (13,427)    (13,930)
                                              -------------------------------
   Net increase (decrease) in net assets                 484,147    (993,618)

NET ASSETS:
  Beginning of period                                  2,942,915   3,936,533
                                              -------------------------------
  End of period                                      $ 3,427,062  $2,942,915
                                              ===============================
  Undistributed net investment income
   (loss) at end of period                           $   (13,139) $        -
                                              ===============================

  Fund share transactions:
  Shares sold                                             11,016      24,828
  Reinvested distributions                                     -           -
                                              -------------------------------
                                                          11,016      24,828
  Shares repurchased                                     (13,489)    (27,737)
                                              -------------------------------
   Net increase (decrease) in fund shares                 (2,473)     (2,909)
                                              ===============================

See accompanying Notes to Financial Statements.


--------------------------------------------------------------------------------
JUNE 30, 2003                                                                 41
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------
                                                        GROWTH & INCOME
                                                   SIX MONTHS ENDED
                                                       6/30/03     YEAR ENDED
                                                     (UNAUDITED)    12/31/02
-----------------------------------------------------------------------------
OPERATIONS:
  Net investment income (loss)                       $   24,443   $   39,806
  Net realized gain (loss) from investments,
   foreign currency transactions, futures
   contracts and options contracts written             (144,178)    (262,235)
  Change in net unrealized appreciation
   (depreciation) on investments,
   translation of assets and liabilities in
   foreign currency, futures contracts and
   options contracts written                            791,880   (1,003,800)
                                                     ------------------------

  Net increase (decrease) in net assets
   resulting from operations                            672,145   (1,226,229)

DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income                                       -      (39,859)
  Net realized gain from investment transactions              -            -
                                                     ------------------------
   Total distributions to shareholders                        -      (39,859)

CAPITAL SHARE TRANSACTIONS:
  Shares sold                                           150,263    1,049,373
  Reinvested distributions                                    -       39,859
                                                     ------------------------
                                                        150,263    1,089,232
  Shares repurchased                                   (175,747)    (403,361)
                                                     ------------------------
   Net increase (decrease) from
    capital share transactions                          (25,484)     685,871
                                                     ------------------------
    Net increase (decrease) in net assets               646,661     (580,217)

NET ASSETS:
  Beginning of period                                 5,501,373    6,081,590
                                                     ------------------------
  End of period                                      $6,148,034   $5,501,373
                                                     ========================
  Undistributed net investment income
   (loss) at end of period                           $   24,443   $        -
                                                     ========================
  Fund share transactions:
  Shares sold                                            14,997       89,260
  Reinvested distributions                                    -        3,939
                                                     ------------------------
                                                         14,997       93,199
  Shares repurchased                                    (17,056)     (37,155)
                                                     ------------------------
   Net increase (decrease) in fund shares                (2,059)      56,044
                                                     ========================

See accompanying Notes to Financial Statements.


--------------------------------------------------------------------------------
INVESTORS MARK SERIES FUND SEMIANNUAL REPORT                                  42
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------
                                                            BALANCED
                                                  SIX MONTHS ENDED
                                                       6/30/03     YEAR ENDED
                                                     (UNAUDITED)    12/31/02
-----------------------------------------------------------------------------

OPERATIONS:
  Net investment income (loss)                       $    39,842   $  87,497
  Net realized gain (loss) from investments,
   foreign currency transactions, futures
   contracts and options contracts written               27,931      (41,174)
  Change in net unrealized appreciation
   (depreciation) on investments,
   translation of assets and liabilities in
   foreign currency, futures contracts and
   options contracts written                            542,604     (600,510)
                                                     ------------------------

  Net increase (decrease) in net assets
   resulting from operations                            610,377     (554,187)

DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income                                       -      (93,567)
  Net realized gain from investment transactions              -            -
                                                     ------------------------
   Total distributions to shareholders                        -      (93,567)

CAPITAL SHARE TRANSACTIONS:
  Shares sold                                            32,848      519,421
  Reinvested distributions                                    -       93,567
                                                     ------------------------
                                                         32,848      612,988
  Shares repurchased                                    (78,439)    (173,699)
                                                     ------------------------
   Net increase (decrease) from
    capital share transactions                          (45,591)     439,289
                                                     ------------------------

    Net increase (decrease) in net assets               564,786     (208,465)

NET ASSETS:
  Beginning of period                                 3,488,581    3,697,046
                                                     ------------------------
  End of period                                      $4,053,367   $3,488,581
                                                     ========================
  Undistributed net investment income
   (loss) at end of period                           $   43,558   $    3,716
                                                     ========================

  Fund share transactions:
  Shares sold                                             4,191       57,598
  Reinvested distributions                                    -       12,011
                                                     ------------------------
                                                          4,191       69,609
  Shares repurchased                                     (9,496)     (22,035)
                                                     ------------------------
   Net increase (decrease) in fund shares                (5,305)      47,574
                                                     ========================


--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                    INTERMEDIATE FIXED INCOME
                                                   SIX MONTHS ENDED
                                                       6/30/03     YEAR ENDED
                                                     (UNAUDITED)    12/31/02
-----------------------------------------------------------------------------
OPERATIONS:
  Net investment income (loss)                      $   111,791   $  227,383
  Net realized gain (loss) from investments,
   foreign currency transactions, futures
   contracts and options contracts written               93,366       35,531
  Change in net unrealized appreciation
   (depreciation) on investments,
   translation of assets and liabilities in
   foreign currency, futures contracts and
   options contracts written                             21,743      131,628
                                                    -------------------------
  Net increase (decrease) in net assets
   resulting from operations                            226,900      394,542

DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income                                       -     (242,809)
  Net realized gain from investment transactions              -            -
                                                    -------------------------
   Total distributions to shareholders                        -     (242,809)

CAPITAL SHARE TRANSACTIONS:
  Shares sold                                           113,911      954,512
  Reinvested distributions                                    -      242,809
                                                    -------------------------
                                                        113,911    1,197,321
  Shares repurchased                                   (300,593)    (689,809)
                                                    -------------------------
   Net increase (decrease) from
    capital share transactions                         (186,682)     507,512
                                                    -------------------------
   Net increase (decrease) in net assets                 40,218      659,245

NET ASSETS:
  Beginning of period                                 5,522,851    4,863,606
                                                    -------------------------
  End of period                                     $ 5,563,069   $5,522,851
                                                    =========================
  Undistributed net investment income
   (loss) at end of period                          $   122,078   $   10,287
                                                    =========================
  Fund share transactions:
  Shares sold                                            10,780       93,982
  Reinvested distributions                                    -       23,781
                                                    -------------------------
                                                         10,780      117,763
  Shares repurchased                                    (28,522)     (66,534)
                                                    -------------------------
   Net increase (decrease) in fund shares               (17,742)      51,229
                                                    =========================


--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------
                                                     GLOBAL FIXED INCOME
                                                   SIX MONTHS ENDED
                                                       6/30/03     YEAR ENDED
                                                     (UNAUDITED)    12/31/02
-----------------------------------------------------------------------------
OPERATIONS:
  Net investment income (loss)                      $   130,427   $  233,542
  Net realized gain (loss) from investments,
   foreign currency transactions, futures
   contracts and options contracts written             (246,859)    (362,790)
  Change in net unrealized appreciation
   (depreciation) on investments,
   translation of assets and liabilities in
   foreign currency, futures contracts and
   options contracts written                            433,551      571,981
                                                    -------------------------
   Net increase (decrease) in net assets
    resulting from operations                           317,119      442,733

DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income                                       -     (145,498)
  Net realized gain from investment transactions              -            -
                                                    -------------------------
   Total distributions to shareholders                        -     (145,498)

CAPITAL SHARE TRANSACTIONS:
  Shares sold                                             8,184       54,013
  Reinvested distributions                                    -      145,498
                                                    -------------------------
                                                          8,184      199,511
  Shares repurchased                                    (30,353)     (52,952)
                                                    -------------------------
   Net increase (decrease) from
    capital share transactions                          (22,169)     146,559
                                                    -------------------------
    Net increase (decrease) in net assets               294,950      443,794

NET ASSETS:
  Beginning of period                                 6,992,584    6,548,790
                                                    -------------------------
  End of period                                     $ 7,287,534   $6,992,584
                                                    =========================
  Undistributed net investment income
   (loss) at end of period                          $    64,967   $  (65,460)
                                                    =========================

  Fund share transactions:
  Shares sold                                               836        5,182
  Reinvested distributions                                    -       15,364
                                                    -------------------------
                                                            836       20,546
         Shares repurchased                              (3,170)      (6,254)
                                                    -------------------------
         Net increase (decrease) in fund shares          (2,334)      14,292
                                                    =========================


--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                         MONEY MARKET
                                                   SIX MONTHS ENDED
                                                       6/30/03     YEAR ENDED
                                                     (UNAUDITED)    12/31/02
-----------------------------------------------------------------------------
OPERATIONS:
  Net investment income (loss)                      $    12,014   $   37,846
  Net realized gain (loss) from investments,
   foreign currency transactions, futures
   contracts and options contracts written                    -           75
  Change in net unrealized appreciation
   (depreciation) on investments,
   translation of assets and liabilities in
   foreign currency, futures contracts and
   options contracts written                                  -            -
                                                    -------------------------
  Net increase (decrease) in net assets
   resulting from operations                             12,014       37,921

DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income                                 (12,014)     (37,846)
  Net realized gain from investment transactions              -       (2,062)
                                                    -------------------------
   Total distributions to shareholders                  (12,014)     (39,908)

CAPITAL SHARE TRANSACTIONS:
  Shares sold                                           441,632    5,179,466
  Reinvested distributions                               12,014       39,908
                                                    -------------------------
                                                        453,646    5,219,374
  Shares repurchased                                   (380,801)  (4,668,284)
                                                    -------------------------
   Net increase (decrease) from
    capital share transactions                           72,845      551,090
                                                    -------------------------
    Net increase (decrease) in net assets                72,845      549,103

NET ASSETS:
  Beginning of period                                 3,004,224    2,455,121
                                                    -------------------------
  End of period                                     $ 3,077,069  $ 3,004,224
                                                    =========================
  Undistributed net investment income
   (loss) at end of period                          $         -  $         -
                                                    =========================
  Fund share transactions:
   Shares sold                                          441,632    5,179,467
   Reinvested distributions                              12,014       39,908
                                                    -------------------------
                                                        453,646    5,219,375
  Shares repurchased                                   (380,801)  (4,668,284)
                                                    -------------------------
   Net increase (decrease) in fund shares                72,845      551,091
                                                    =========================

See accompanying Notes to Financial Statements.


--------------------------------------------------------------------------------
JUNE 30, 2003                                                                 43
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
(UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Investors Mark Series Fund (the Fund) is registered under the Investment Company Act of 1940 (as amended) as a diversified open-end management investment company of the series type. The Fund is required to account for the assets of each series separately and to allocate general liabilities of the Fund to each series based upon the net asset value of each series. Shares of the Fund are distributed to a variable annuity separate account of Business Men's Assurance Company of America. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements:

A. INVESTMENT VALUATION - Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the last quoted sales price; securities for which there were no sales reported are valued at the mean between the bid and ask prices; exchange listed options are valued at the last sales price; bonds and other securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the Board of Directors. Securities with maturities of 60 days or less when acquired are valued at amortized cost, which approximates market value.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investment in foreign securities may involve risks not present in domestic investments. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

Pursuant to Rule 2a-7 of the Investment Company Act of 1940 (as amended), securities in the Money Market Portfolio are valued at amortized cost, which approximates market value.

B. OPTIONS - When a call or put option is written, an amount equal to the premium received is recorded as a liability. The liability is marked-to-market daily to reflect the current market value of the option written. When a written option expires, a gain is realized in the amount of the premium originally received. If a closing purchase contract is entered into, a gain or loss is realized in the amount of the original premium less the cost of the closing transaction. If a written call is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which is purchased upon exercise of the option.

Purchased options are recorded as investments and marked-to-market daily to reflect the current market value of the option contract. If a purchased option expires, a loss is realized in the amount of the cost of the option. If a closing transaction is entered into, a gain or loss is realized, to the extent that the proceeds from the sale are greater or less than the cost of the option. If a put option is exercised, a gain or loss is realized from the sale of the underlying security by adjusting the proceeds from such sale by the amount of the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise is increased by the premium originally paid.

C. FOREIGN CURRENCY TRANSLATION - All assets and liabilities expressed in foreign currencies are converted into U.S. dollars based on current exchange rates at the end of the period. Purchases and sales of investments in securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments are included in net realized and unrealized (gain) loss on investments in the Statements of Operations.


--------------------------------------------------------------------------------
INVESTORS MARK SERIES FUND SEMIANNUAL REPORT                                  44
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
(UNAUDITED)

D. FORWARD FOREIGN CURRENCY CONTRACTS - The Global Fixed Income Portfolio may enter into forward foreign currency contracts as a way of managing foreign exchange rate risk. The portfolio may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. These contracts may also be used to hedge the U.S. dollar value of securities owned which are denominated in foreign currencies.

Forward foreign currency contracts are valued each day at the close of the New York Stock Exchange at the forward rate, and are marked-to-market daily. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss equal to the difference between the value of the contract at the time it was opened and closed is recorded.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. These contracts involve market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The face or contract amount in U.S. dollars reflects the total exposure the portfolio has in that particular currency contract. In addition, there could be exposure to risks (limited to the amount of unrealized gains) if the counterparties to the contracts are unable to meet the terms of their contracts.

E. FUTURES - The Intermediate Fixed Income and Global Fixed Income Portfolios may utilize futures contracts to a limited extent, with the objectives of maintaining full exposure to the underlying stock markets, enhancing returns, maintaining liquidity, minimizing transaction costs and hedging possible variations in foreign exchange rates. The Intermediate Fixed Income and Global Fixed Income Portfolios may purchase or sell financial and foreign currency futures contracts to immediately position incoming cash in the market, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. Returns may be enhanced by purchasing futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks contained in the indices and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are valued based on their quoted daily settlement prices. Upon entering into a futures contract, the Intermediate Fixed Income and Global Fixed Income Portfolios are required to deposit cash or liquid securities, representing the initial margin, equal to a certain percentage of the contract value. Subsequent changes in the value of the contract, or variation margin, are recorded as unrealized gains or losses. The variation margin is paid or received in cash daily by the Intermediate Fixed Income and Global Fixed Income Portfolios. The Intermediate Fixed Income and Global Fixed Income Portfolios realize a gain or loss when the contract is closed or expires.

F. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with member banks of the Federal Reserve or registered broker dealers whom the Fund's investment advisor deems creditworthy under guidelines approved by the Fund's Board of Directors, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates.

Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.


--------------------------------------------------------------------------------
JUNE 30, 2003                                                                 45
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
(UNAUDITED)

G. EXPENSE LIMITATIONS - On May 1, 2003, RBC Dain Rauscher Corp. ("RBC Dain") purchased from Business Men's Assurance Company of America ("BMA") all of the outstanding shares of Investors Mark Series Fund, Inc. Investors Mark Advisor, LLC, the investment manager and principal underwriter for the Trust and formerly a wholly-owned subsidiary of BMA, is a wholly-owned subsidiary of RBC Dain. RBC Dain, a Minneapolis, Minnesota-based holding company formed in 1973, provides investment advice and services to individual investors in the western Untied States and investment banking, research and sales services to corporate and governmental clients nationwide and in Europe through its principal subsidiary, Dain Rauscher Inc. ("Dain Rauscher"). RBC Dain is a wholly-owned subsidiary of Royal Bank of Canada, a Canadian chartered bank. Shares of Royal Bank of Canada are listed on the Toronto Stock Exchange and on the New York Stock Exchange. Royal Bank of Canada ranks as Canada's largest financial institution as measured by assets and market capitalization as of October 31, 2002.

Investors Mark Advisor, LLC (the Advisor) has voluntarily agreed to pay certain operating expenses in an amount that limits the total operating expenses of the portfolios to an annual rate of .50% of average daily net assets for the Money Market Portfolio; .80% of average daily net assets for the Intermediate Fixed Income Portfolio; .90% of the average daily net assets for Large Cap Value, Large Cap Growth, Mid Cap Equity, Growth & Income and Balanced Portfolios; 1.00% of average daily net assets for the Global Fixed Income Portfolio and 1.05% of average daily net assets for the Small Cap Equity Portfolio. This expense limitation may be modified or terminated at the discretion of the Advisor at any time without notice to contractholders. The Advisor may be reimbursed by the Portfolios for such expenses at a later date. This may be done only if such reimbursement does not cause a Portfolio's expenses to exceed the expense cap percentage shown above.

At June 30, 2003, the total dollar amounts available for reimbursement to the Advisor are as follows:

PORTFOLIO
------------------------------------------------------------
Large Cap Value                                    $ 5,677
Large Cap Growth                                     6,471
Mid Cap Equity                                       6,499
Small Cap Equity                                     6,201
Growth & Income                                     10,435
Balanced                                             7,844
Intermediate Fixed Income                           13,343
Global Fixed Income                                 15,011
Money Market                                         5,351

H. DISTRIBUTIONS TO CONTRACTHOLDERS - Distributions to contractholders are recorded on the ex-dividend date. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences are primarily due to differing treatments for premium amortization on debt securities and recharacterization of foreign currency gains and losses. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise.

I. FEDERAL INCOME TAXES - The Fund complied with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and therefore, no provision for federal or state tax is required.


--------------------------------------------------------------------------------
INVESTORS MARK SERIES FUND SEMIANNUAL REPORT                                  46
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------
(unaudited)

J. SECURITY TRANSACTIONS AND INVESTMENT INCOME - Security transactions are accounted for on the date the securities are purchased or sold. Dividend income and distributions to contractholders are recorded on the ex-dividend date. Realized gains and losses from investment transactions are determined on the identified cost basis. All discounts are accreted and premiums are amortized for financial reporting purposes.

K. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from such estimates.

2. ADVISORY FEES

Advisory fees are paid to the Advisor based on an annual percentage of average daily net assets. Listed below are advisory fees as a percentage of average daily net assets.

PORTFOLIO                                          % OF NET ASSETS
------------------------------------------------------------------
Large Cap Value                                           0.80%
Large Cap Growth                                          0.80%
Mid Cap Equity                                            0.80%
Small Cap Equity                                          0.95%
Growth & Income                                           0.80%
Balanced                                                  0.80%
Intermediate Fixed Income                                 0.60%
Global Fixed Income                                       0.75%
Money Market                                              0.40%


3. INVESTMENT TRANSACTIONS

Investment transactions for the six months ended June 30, 2003, (excluding maturities of short-term commercial notes and repurchase agreements) are as follows:

Large Cap Value:
  Purchases                                          $1,165,091
  Proceeds from sales                                 1,043,917

Large Cap Growth:
  Purchases                                          $1,936,606
  Proceeds from sales                                 1,825,412

Mid Cap Equity:
  Purchases                                          $1,888,401
  Proceeds from sales                                 1,895,236

Small Cap Equity:
  Purchases                                          $1,948,888
  Proceeds from sales                                 2,023,170

Growth & Income:
  Purchases                                          $1,236,506
  Proceeds from sales                                 1,277,859

Balanced:
  Purchases                                          $  397,927
  Proceeds from sales                                   250,537

Intermediate Fixed Income:
  Purchases                                          $9,173,309
  Proceeds from sales                                 8,830,305

Global Fixed Income:
  Purchases                                          $6,800,208
  Proceeds from sales                                 6,765,138


--------------------------------------------------------------------------------
JUNE 30, 2003                                                                 47
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------
(unaudited)

4. OPTIONS WRITTEN

The following options written were outstanding for the Intermediate Fixed Income Portfolio as of June 30, 2003:

PUT OPTIONS WRITTEN

                                EXPIRATION   EXERCISE   NUMBER OF  MARKET
ISSUER/CURRENCY                    DATE        PRICE    CONTRACTS   VALUE
--------------------------------------------------------------------------
United States Treasury          Jul-03       $ 102.078        600  $ 1,097
United States Treasury          Jul-03         101.234        500      844
                                                                   -------
Total Put Options Outstanding
  (premiums received, $1,378)                                      $ 1,941
                                                                   =======


CALL OPTIONS WRITTEN

                                EXPIRATION   EXERCISE   NUMBER OF  MARKET
ISSUER/CURRENCY                    DATE        PRICE    CONTRACTS   VALUE
--------------------------------------------------------------------------
United States Treasury           Jul-03       $ 102.078       600   $  263
United States Treasury           Jul-03         101.234       500      351
                                                                   -------
Total Call Options Outstanding
  (premiums received, $1,069)                                       $  614
                                                                   =======

Transactions in options written for the Intermediate Fixed Income Portfolio for the six months ended June 30, 2003, were as follows:

                                                       NUMBER OF   PREMIUM
                                                       CONTRACTS    AMOUNT
--------------------------------------------------------------------------
PUT OPTIONS WRITTEN
Balance at December 31, 2002                           1,850         1,470
Opened                                                 8,850         9,881
Expired                                               (8,100)       (8,309)
Closed                                                (1,500)       (1,664)
                                                      ---------------------
Balance at June 30, 2003                               1,100       $ 1,378
                                                      =====================

CALL OPTIONS WRITTEN
Balance at December 31, 2002                           1,850         1,173
Opened                                                 9,900         9,607
Expired                                               (3,050)       (1,696)
Closed                                                (7,600)       (8,015)
                                                      ---------------------
Balance at June 30, 2003                               1,100       $ 1,069
                                                      =====================

The following options written were outstanding for the Global Fixed Income Portfolio as of June 30, 2003:

PUT OPTIONS WRITTEN

                               EXPIRATION  EXERCISE   NUMBER OF     MARKET
ISSUER/CURRENCY                   DATE       PRICE    CONTRACTS     VALUE
--------------------------------------------------------------------------
Euro (premium received, $327)    Aug-03       $  1.220       700    $   63

Transactions in options written for the Global Fixed Income Portfolio for the six months ended June 30, 2003, were as follows:

                                                       NUMBER OF   PREMIUM
                                                       CONTRACTS    AMOUNT
--------------------------------------------------------------------------
PUT OPTIONS WRITTEN
Balance at December 31, 2002                              2,850   $  1,885
Opened                                                    1,400        630
Expired                                                       -          -
Closed                                                   (3,550)    (2,188)
                                                      ---------------------
Balance at June 30, 2003                                    700   $    327
                                                      =====================


--------------------------------------------------------------------------------
INVESTORS MARK SERIES FUND SEMIANNUAL REPORT                                  48
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
(UNAUDITED)

                                                       NUMBER OF   PREMIUM
                                                       CONTRACTS    AMOUNT
--------------------------------------------------------------------------
CALL OPTIONS WRITTEN
Balance at December 31, 2002                                  -   $     -
Opened                                                    2,400     2,526
Expired                                                       -         -
Closed                                                   (2,400)   (2,526)
                                                      --------------------
Balance at June 30, 2003                                      -   $     -
                                                      ====================

5. FORWARD FOREIGN CURRENCY CONTRACTS

Following is a summary of forward foreign currency contracts that were outstanding at June 30, 2003 for the Global Fixed Income Portfolio:

CONTRACTS TO SELL CURRENCY:

                                                                                     Net
                                                          Amount                  Unrealized
                                      Foreign             To Be        U.S. $       Appreci-
                                      Currency          Received        Value       ation
                    Settlement         To Be               in           As Of      (Depreci-
                       Date          Delivered           U.S. $        6/30/03      ation)
---------------------------------------------------------------------------------------------
Australian Dollar       9/17/03             110,000  $       73,189  $    73,190  $       (1)
British Pound           9/17/03             203,000         336,267      333,114       3,153
Canadian Dollar         9/17/03              30,000          22,081       21,980         101
Danish Krone            9/17/03           3,150,000         494,009      485,787       8,222
Euro                    9/17/03           3,080,000       3,632,455    3,528,195     104,260
Japanese Yen           10/17/03           3,364,316          28,746       28,125         621
New Zealand Dollar      9/17/03             480,000         276,117      278,259      (2,142)
Singapore Dollar        9/17/03             145,000          83,815       82,445       1,370
South African Rand      8/29/03              20,000           2,373        2,615        (242)
Swedish Krona           9/17/03           2,310,000         294,417      287,448       6,969
                                                     ----------------------------------------
                                                     $    5,243,469 $  5,121,158  $  122,311
                                                     ========================================


CONTRACTS TO BUY CURRENCY:

                                                                                     Net
                                                          Amount                  Unrealized
                                      Foreign             To Be        U.S. $       Appreci-
                                      Currency          Received        Value       ation
                    Settlement         To Be               in           As Of      (Depreci-
                       Date          Delivered           U.S. $        6/30/03      ation)
---------------------------------------------------------------------------------------------
Canadian Dollar          7/2/03              24,960  $       18,455   $   18,370  $      (85)
Japanese Yen           10/17/03           3,364,316          28,500       28,126        (374)
New Zealand
  Dollar for                               264,704
  Australian Dollar      9/4/03             235,000         151,728      154,612       2,884
Swedish Krona           9/17/03           1,130,000         146,755      140,613      (6,142)
                                                     ----------------------------------------
                                                     $      345,438  $   341,721  $   (3,717)
                                                     ========================================

6. OPEN FUTURES CONTRACTS

Following is a summary of futures contracts that were outstanding at June 30, 2003 for the Intermediate Fixed Income Portfolio:

                                           Number                                     Net
                                             Of      Expira-                          Un-
                                  Posi-     Con-      tion    Contract    Market    realized
                                  tion     tracts     Date     Amount     Value       Loss
---------------------------------------------------------------------------------------------
United States
  5 Year Note Future              Short       1      9/20/03  $ 115,445  $115,125  $     320
United States
  10 Year Note Future             Long        1      9/20/03    118,101   117,438       (663)
                                                                                   ----------
                                                                                   $    (343)
                                                                                   ==========


--------------------------------------------------------------------------------
JUNE 30, 2003                                                                 49
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

LARGE CAP VALUE
----------------------------------------------------------------------------------------------
Condensed data for a share of capital stock
outstanding throughout each period.

                                    Six Months Ended
                                      June 30, 2003           Years Ended December 31,
                                      (Unaudited)    2002      2001     2000     1999    1998
----------------------------------------------------------------------------------------------
Net asset value,
  beginning of period                  $ 8.56   $   9.79   $ 10.07   $ 9.40   $ 9.88   $ 9.69
                                       -------------------------------------------------------
  Income from investment operations:
    Net investment income                0.05       0.09      0.12     0.15     0.22     0.13
    Net gains (losses) on
      securities (both
      realized and unrealized)           0.59      (1.23)    (0.28)    0.67    (0.15)    0.35
                                       -------------------------------------------------------
Total from investment
  operations                             0.64      (1.14)    (0.16)    0.82     0.07     0.48
                                       -------------------------------------------------------
  Less distributions:
    Dividends from net
      investment income                     -      (0.09)    (0.12)   (0.15)   (0.22)   (0.14)
    Distributions from
      capital gains                         -          -         -        -    (0.33)   (0.15)
    Tax return of capital                   -          -         -      -(a)       -        -
                                       -------------------------------------------------------
  Total distributions:                      -      (0.09)    (0.12)   (0.15)   (0.55)   (0.29)
                                       -------------------------------------------------------
Net asset value,
  end of period                        $ 9.20   $   8.56   $  9.79   $10.07   $ 9.40   $ 9.88
                                       =======================================================
Total return*                            7.48%   (11.62%)   (1.59%)    8.79%    0.79%    5.03%
                                       =======================================================
Ratios/Supplemental Data:
Net assets, end of period
  (in thousands)                       $3,344   $  3,122   $ 3,574   $3,510   $3,193   $3,226
Ratio of expenses to
  average net assets**                   0.90%      0.90%     0.90%    0.90%    0.90%    0.90%
Ratio of expenses to
  average net assets before
    fee waivers and expense
  reimbursements**                       1.70%      1.64%     1.40%    1.45%    1.49%    1.55%
Ratio of net investment
  income to average
  net assets**                           1.12%      0.96%     1.21%    1.61%    2.00%    1.44%
Ratio of net investment
  income to average net
  assets before fee waivers
  and expense reimbursements**           0.32%      0.22%     0.71%    1.06%    1.41%    0.79%
Portfolio turnover rate                    35%        33%       19%      26%      23%      18%

*Total return not annualized for periods less than one full year

**Annualized for periods less than one full year

(a) Less than $0.01 per share

See accompanying Notes to Financial Statements.


--------------------------------------------------------------------------------
INVESTORS MARK SERIES FUND SEMIANNUAL REPORT                                  50
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

LARGE CAP GROWTH
----------------------------------------------------------------------------------------------
Condensed data for a share of capital stock
outstanding throughout each period.

                                     Six Months Ended
                                      June 30, 2003           Years Ended December 31,
                                      (Unaudited)    2002      2001     2000     1999    1998
----------------------------------------------------------------------------------------------
Net asset value,
  beginning of period                  $  8.06  $  11.27   $ 14.94   $ 18.03  $ 13.31  $ 10.71
                                       -------------------------------------------------------
  Income from investment operations:
    Net investment income                    -      0.01     (0.01)    (0.07)   (0.03)       -
    Net gains (losses) on
      securities (both
      realized and unrealized)            0.93     (3.22)    (3.66)    (2.15     4.75     2.61
                                       -------------------------------------------------------
Total from investment
  operations                              0.93     (3.21)    (3.67)    (2.22)    4.72     2.61
                                       -------------------------------------------------------
  Less distributions:
    Dividends from net
      investment income                      -         -         -         -        -    (0.01)
    Distributions from
      capital gains                          -         -         -     (0.79)       -        -
    Tax return of capital                    -         -         -     (0.08)       -        -
                                       -------------------------------------------------------
  Total distributions:                       -         -         -     (0.87)       -    (0.01)
                                       -------------------------------------------------------
Net asset value,
  end of period                        $  8.99  $   8.06  $  11.27  $  14.94  $ 18.03  $ 13.31
                                       =======================================================
Total return*                            11.54%   (28.48%)  (24.56%)  (12.03%)   35.46%  24.35%
                                       =======================================================

Ratios/Supplemental Data:
Net assets, end of period
  (in thousands)                       $ 3,723  $  3,346  $  4,601  $  5,853  $ 4,608  $ 2,993
  Ratio of expenses to
  average net assets**                    0.90%     0.90%     0.90%     0.90%    0.90%    0.90%
Ratio of expenses to
  average net assets before
  fee waivers and expense
  reimbursements**                        1.63%     1.57%     1.23%     1.15%    1.49%    1.66%
Ratio of net investment
  income to average
  net assets**                            0.08%     0.10%    (0.07%)  (0.44%)  (0.23%)  (0.02%)
Ratio of net investment
  income to average net
  assets before fee waivers
  and expense reimbursements**          (0.65%)    (0.57%)  (0.40%)   (0.69%)  (0.82%)  (0.78%)
Portfolio turnover rate                    55%        83%      54%       78%      72%      49%

*Total return not annualized for periods less than one full year

**Annualized for periods less than one full year

See accompanying Notes to Financial Statements.


--------------------------------------------------------------------------------
JUNE 30, 2003                                                                 51
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

MID CAP EQUITY
----------------------------------------------------------------------------------------------
Condensed data for a share of capital stock
outstanding throughout each period.

                                     Six Months Ended
                                      June 30, 2003           Years Ended December 31,
                                      (Unaudited)    2002      2001     2000     1999    1998
----------------------------------------------------------------------------------------------
Net asset value,
  beginning of period                  $ 10.12  $ 11.73   $ 12.39   $ 11.30  $ 11.11   $ 10.49
                                       -------------------------------------------------------
  Income from investment operations:
    Net investment income                 0.01     0.03      0.03      0.02     0.04      0.04
    Net gains (losses) on
      securities (both
      realized and unrealized)            1.21    (1.61)    (0.37)     2.91     0.21      0.69
                                       -------------------------------------------------------
Total from investment
  operations                              1.22    (1.58)    (0.34)     2.93     0.25      0.73
                                       -------------------------------------------------------
  Less distributions:
    Dividends from net
      investment income                      -    (0.03)    (0.03)    (0.02)   (0.03)    (0.03)
    Distributions from
      capital gains                          -        -     (0.28)    (1.48)   (0.03)    (0.08)
    Tax return of capital                    -        -     (0.01)    (0.22)       -         -
    In excess of realized
      capital gains                          -        -         -     (0.12)       -         -
                                       -------------------------------------------------------
  Total distributions:                       -    (0.03)    (0.32)    (1.84)    (0.06)   (0.11)
                                       -------------------------------------------------------
Net asset value,
  end of period                        $ 11.34  $ 10.12   $ 11.73   $ 12.39   $ 11.30  $ 11.11
                                       =======================================================
Total return*                            12.06%  (13.51%)   (2.70%)   26.92%     2.26%    7.03%
                                       =======================================================

Ratios/Supplemental Data:
Net assets, end of period
  (in thousands)                       $ 3,613   $ 3,217  $ 3,719   $ 3,588   $ 2,762  $ 2,468
Ratio of expenses to
  average net assets**                    0.90%     0.90%    0.90%     0.90%     0.90%    0.90%
Ratio of expenses to
  average net assets before
  fee waivers and expense
  reimbursements**                        2.06%     1.88%    1.83%     1.91%     2.33%    2.38%
Ratio of net investment
  income to average
  net assets**                            0.21%     0.26%    0.25%     0.18%     0.38%    0.38%
Ratio of net investment
  income to average net
  assets before fee waivers
  and expense reimbursements**          (0.95%)    (0.72%)  (0.68%)   (0.83%)   (1.05%)  (1.10%)
Portfolio turnover rate                    60%       119%     151%      120%       97%     166%

*Total return not annualized for periods less than one full year

**Annualized for periods less than one full year

See accompanying Notes to Financial Statements.


--------------------------------------------------------------------------------
INVESTORS MARK SERIES FUND SEMIANNUAL REPORT                                  52
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

SMALL CAP EQUITY
----------------------------------------------------------------------------------------------
Condensed data for a share of capital stock
outstanding throughout each period.

                                     Six Months Ended
                                      June 30, 2003           Years Ended December 31,
                                      (Unaudited)    2002      2001     2000     1999    1998
----------------------------------------------------------------------------------------------
Net asset value,
  beginning of period                  $  6.40  $  8.51    $  9.45   $ 13.20   $ 8.14   $ 9.72
                                       -------------------------------------------------------
  Income from investment operations:
    Net investment income                (0.03)   (0.07)     (0.05)    (0.05)   (0.05)   (0.05)
    Net gains (losses) on
      securities (both
      realized and unrealized)            1.12    (2.04)     (0.87)    (0.65)    5.11    (1.53)
                                       -------------------------------------------------------
Total from investment
  operations                              1.09    (2.11)     (0.92)    (0.70)    5.06    (1.58)
                                       -------------------------------------------------------
  Less distributions:
    Dividends from net
      investment income                      -        -          -         -        -        -
    Distributions from
      capital gains                          -        -          -     (3.05)       -        -
    In excess of realized
      capital gains                          -        -      (0.02)        -        -        -
                                       -------------------------------------------------------
  Total distributions:                       -        -      (0.02)    (3.05)       -        -
                                       -------------------------------------------------------
Net asset value,
  end of period                        $  7.49  $  6.40    $  8.51   $  9.45  $ 13.20  $  8.14
                                       =======================================================
Total return*                            17.03%  (24.79%)    (9.72%)   (2.69%)  62.16%  (16.22%)
                                       =======================================================

Ratios/Supplemental Data:
Net assets, end of period
  (in thousands)                       $ 3,427  $  2,943    $ 3,937  $ 4,085  $ 3,192  $  1,786
Ratio of expenses to
  average net assets**                    1.05%     1.05%      1.05%    1.05%    1.05%     1.05%
Ratio of expenses to
  average net assets before
  fee waivers and expense
  reimbursements**                        2.36%     1.82%      1.50%    1.45%    2.53%     2.29%
Ratio of net investment
  income to average
  net assets**                           (0.89%)   (0.90%)    (0.61%)  (0.51%)  (0.61%)   (0.52%)
Ratio of net investment income
  to average net assets before
  fee waivers and expense
  reimbursements**                       (2.20%)   (1.67%)    (1.06%)  (0.91%)  (2.09%)   (1.76%)
Portfolio turnover rate                     67%      129%       147%     140%     123%      132%

*Total return not annualized for periods less than one full year

**Annualized for periods less than one full year

See accompanying Notes to Financial Statements.


--------------------------------------------------------------------------------
JUNE 30, 2003                                                                 53
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

GROWTH & INCOME
----------------------------------------------------------------------------------------------
Condensed data for a share of capital stock
outstanding throughout each period.

                                     Six Months Ended
                                      June 30, 2003           Years Ended December 31,
                                      (Unaudited)    2002      2001     2000     1999    1998
----------------------------------------------------------------------------------------------
Net asset value,
  beginning of period                  $10.14   $  12.50   $ 14.21   $12.67   $11.53   $10.41
                                       -------------------------------------------------------
  Income from investment operations:
    Net investment income                0.05       0.07      0.09     0.14     0.11     0.13
    Net gains (losses) on
      securities (both
      realized and unrealized)           1.18      (2.36)    (1.04)    1.84     1.80     1.12
                                       -------------------------------------------------------
  Total from investment
    operations                           1.23      (2.29)    (0.95)    1.98     1.91     1.25
                                       -------------------------------------------------------
  Less distributions:
    Dividends from net
      investment income                     -      (0.07)    (0.07)   (0.14)   (0.11)   (0.13)
    Distributions from
      capital gains                         -          -     (0.59)   (0.02)   (0.66)       -
    Tax return of capital                   -          -     (0.03)   (0.17)       -        -
    In excess of realized
      capital gains                         -          -     (0.07)   (0.11)       -        -
                                       -------------------------------------------------------
  Total distributions:                      -      (0.07)    (0.76)   (0.44)   (0.77)   (0.13)
                                       -------------------------------------------------------

Net asset value,
  end of period                        $11.37   $  10.14   $ 12.50   $14.21   $12.67   $11.53
                                       =======================================================
Total return*                           12.13%   (18.29%)   (6.58%)   15.79%   16.65%   12.03%
                                       =======================================================

Ratios/Supplemental Data:
Net assets, end of period
  (in thousands)                       $6,148   $  5,501   $ 6,082   $5,623   $3,634   $2,765
Ratio of expenses to
  average net assets**                   0.90%      0.90%     0.90%    0.90%    0.90%    0.90%
Ratio of expenses to
  average net assets before
  fee waivers and expense
  reimbursements**                       1.44%      1.36%     1.18%    1.28%    1.67%    1.75%
Ratio of net investment
  income to average
  net assets**                           0.88%      0.68%     0.74%    1.21%    0.92%    1.23%
Ratio of net investment
  income to average net
  assets beforefee waivers
  and expense reimbursements**           0.34%      0.22%     0.46%    0.83%    0.15%    0.38%
Portfolio turnover rate                    27%        51%       66%      43%      66%      76%

*Total return not annualized for periods less than one full year

**Annualized for periods less than one full year

See accompanying Notes to Financial Statements.


--------------------------------------------------------------------------------
INVESTORS MARK SERIES FUND SEMIANNUAL REPORT                                  54
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

BALANCED
----------------------------------------------------------------------------------------------
Condensed data for a share of capital stock
outstanding throughout each period.

                                     Six Months Ended
                                      June 30, 2003           Years Ended December 31,
                                      (Unaudited)    2002      2001     2000     1999    1998
----------------------------------------------------------------------------------------------
Net asset value,
  beginning of period                  $ 7.87   $   9.35   $ 9.31   $ 9.08   $ 8.88   $  9.96
                                       -------------------------------------------------------
  Income from investment operations:
    Net investment income                0.09       0.22     0.29     0.33     0.45      0.47
    Net gains (losses) on
      securities (both
      realized and unrealized)           1.30      (1.48)    0.04     0.41     0.28     (1.08)
                                       -------------------------------------------------------
Total from investment
      operations                         1.39      (1.26)    0.33     0.74     0.73     (0.61)
                                       -------------------------------------------------------
  Less distributions:
    Dividends from net
      investment income                     -      (0.22)   (0.29)   (0.33)   (0.45)    (0.47)
    Distributions from
      capital gains                         -          -        -    (0.13)   (0.08)        -
    Tax return of capital                   -          -        -    (0.05)       -         -
                                       -------------------------------------------------------
  Total distributions:                      -      (0.22)   (0.29)   (0.51)   (0.53)    (0.47)

Net asset value,
  end of period                        $ 9.26   $   7.87   $ 9.35   $ 9.31   $ 9.08   $  8.88
                                       =======================================================
Total return*                           17.66%   (13.48%)    3.54%    8.42%    8.21%   (6.03%)
                                       =======================================================

Ratios/Supplemental Data:
Net assets, end of period
  (in thousands)                       $4,053   $  3,489   $3,697   $3,313   $2,971   $ 2,644
Ratio of expenses to
  average net assets**                   0.90%      0.90%    0.90%    0.90%    0.90%     0.90%
Ratio of expenses to
  average net assets before
  fee waivers and expense
  reimbursements**                       1.26%      1.73%    1.53%    1.51%    1.72%     1.59%
Ratio of net investment
  income to average
  net assets**                           2.23%      2.42%    3.16%    3.39%    4.88%     5.00%
Ratio of net investment
  income to average net
  assets before fee waivers
  and expense reimbursements**           1.87%      1.60%    2.53%    2.78%    4.06%     4.31%
Portfolio turnover rate                     8%        19%      22%      59%      43%       73%

(a)As required, effective January 1, 2001, the Portfolio has adopted the provisions of the
AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended December 31, 2001 was to decrease net investment income per share by less than 1/2 of a cent, increase net realized and unrealized gains and losses per share by less than 1/2 of a cent, and decrease the ratio of net investment income to average net assets from 3.17% to 3.16% and decrease the ratio of net investment income to average net assets before voluntary expense reimbursement from 2.54% to
2.53%. Per share, ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

*Total return not annualized for periods less than one full year

**Annualized for periods less than one full year

See accompanying Notes to Financial Statements.


--------------------------------------------------------------------------------
JUNE 30, 2003                                                                 55
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

INTERMEDIATE FIXED INCOME
--------------------------------------------------------------------------------
Condensed data for a share of capital stock
outstanding throughout each period.

                                     Six Months Ended
                                      June 30, 2003           Years Ended December 31,
                                      (Unaudited)    2002      2001     2000     1999    1998
----------------------------------------------------------------------------------------------
Net asset value,
  beginning of period                  $10.27   $ 10.00   $ 9.74   $ 9.28   $  9.95   $ 10.06
                                       -------------------------------------------------------
  Income from investment operations:
    Net investment income                0.22      0.47     0.45     0.54      0.60      0.57
    Net gains (losses) on
      securities (both
      realized and unrealized)           0.21      0.27     0.25     0.46     (0.62)    (0.05)
                                       -------------------------------------------------------
Total from investment
  operations                             0.43      0.74     0.70     1.00     (0.02)     0.52
                                       -------------------------------------------------------
  Less distributions:
    Dividends from net
      investment income                     -     (0.47)   (0.44)   (0.54)    (0.60)    (0.56)
    Distributions from
      capital gains                         -         -        -        -     (0.05)    (0.07)
                                       -------------------------------------------------------
  Total distributions:                      -     (0.47)   (0.44)   (0.54)    (0.65)    (0.63)
                                       -------------------------------------------------------
Net asset value,
  end of period                        $10.70   $ 10.27   $10.00   $ 9.74   $  9.28   $  9.95
                                       =======================================================
Total return*                            4.19%     7.45%    7.21%   10.77%   (0.19%)     5.16%
                                       =======================================================

Ratios/Supplemental Data:
Net assets, end of period
  (in thousands)                       $5,563   $ 5,523   $4,864   $3,202   $ 2,540   $ 2,415
Ratio of expenses to
  average net assets**                   0.80%     0.80%    0.80%    0.80%     0.80%     0.80%
Ratio of expenses to
  average net assets before
  fee waivers and expense
  reimbursements**                       1.37%     1.84%    2.02%    2.15%     2.25%     1.97%
Ratio of net investment
  income to average
  net assets**                           4.06%     4.26%    5.54%    6.34%     6.01%     5.75%
Ratio of net investment
  income to average net
  assets before fee waivers
  and expense reimbursements**           3.49%     3.22%    4.32%    4.99%     4.56%     4.58%
Portfolio turnover rate                   166%      370%     220%     147%      147%      132%

(a)As required, effective January 1, 2001, the Portfolio has adopted the provisions of the
AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended December 31, 2001 was to decrease net investment income per share by less than 1/2 of a cent, increase net realized and unrealized gains and losses per share by less than 1/2 of a cent, and decrease the ratio of net investment income to average net assets from 5.58% to 5.54% and decrease the ratio of net investment income to average net assets before voluntary expense reimbursement from 4.35%
to 4.32%. Per share, ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

*Total return not annualized for periods less than one full year

**Annualized for periods less than one full year


See accompanying Notes to Financial Statements.


--------------------------------------------------------------------------------
INVESTORS MARK SERIES FUND SEMIANNUAL REPORT                                  56
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

GLOBAL FIXED INCOME
----------------------------------------------------------------------------------------------
Condensed data for a share of capital stock
outstanding throughout each period.

                                     Six Months Ended
                                      June 30, 2003           Years Ended December 31,
                                      (Unaudited)    2002      2001     2000     1999    1998
----------------------------------------------------------------------------------------------
Net asset value,
  beginning of period                  $ 9.51   $  9.08   $ 8.98   $ 9.21   $  9.92   $ 10.09
                                       -------------------------------------------------------
  Income from investment operations:
    Net investment income                0.18      0.35     0.35     0.53      0.51      0.84
    Net gains (losses) on
      securities (both
      realized and unrealized)           0.25      0.28     0.05     0.34     (0.54)    (0.11)
                                       -------------------------------------------------------
Total from investment
  operations                             0.43      0.63     0.40     0.87     (0.03)     0.73
                                       -------------------------------------------------------
  Less distributions:
    Dividends from net
      investment income                     -     (0.20)   (0.30)   (0.46)    (0.68)    (0.54)
    Distributions from
      capital gains                         -         -        -        -         -     (0.06)
    Tax return of capital                   -         -        -    (0.62)        -     (0.30)
    In excess of realized
      capital gains                         -         -        -    (0.02)        -         -
                                       -------------------------------------------------------
  Total distributions:                      -     (0.20)   (0.30)   (1.10)    (0.68)    (0.90)
                                       -------------------------------------------------------
Net asset value,
  end of period                        $ 9.94   $  9.51   $ 9.08   $ 8.98   $  9.21    $ 9.92
                                       =======================================================
Total return*                            4.52%     6.97%    4.42%    9.46%   (0.27%)     7.23%
                                       =======================================================

Ratios/Supplemental Data:
Net assets, end of period
  (in thousands)                       $7,288   $ 6,993   $6,549   $6,083   $ 5,516    $5,483
Ratio of expenses to
  average net assets**                   1.00%     1.00%    1.00%    1.00%     1.00%     1.00%
Ratio of expenses to
  average net assets before
  fee waivers and expense
  reimbursements**                       1.51%     1.87%    1.78%    1.83%     1.67%     1.47%
Ratio of net investment
  income to average
  net assets**                           3.69%     3.48%    3.92%    4.65%     5.17%     5.40%
Ratio of net investment
  income to average net
  assets before fee waivers
  and expense reimbursements**           3.18%     2.60%    3.14%    3.82%     4.50%     4.93%
Portfolio turnover rate                   105%      184%     187%     234%      167%      185%

(a)As required, effective January 1, 2001, the Portfolio has adopted the provisions of the
AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended December 31, 2001 was to decrease net investment income per share by less than 1/2 of a cent, increase net realized and unrealized gains and losses per share by less than 1/2 of a cent, and decrease the ratio of net investment income to average net assets from 3.93% to 3.92% and decrease the ratio of net investment income to average net assets before voluntary expense reimbursement by less than 1/2 of a percent. Per share, ratios and supplemental data for periods prior to January
1, 2001 have not been restated to reflect this change in presentation.

*Total return not annualized for periods less than one full year

**Annualized for periods less than one full year

See accompanying Notes to Financial Statements.


--------------------------------------------------------------------------------
JUNE 30, 2003                                                                 57
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

MONEY MARKET
----------------------------------------------------------------------------------------------
Condensed data for a share of capital stock
outstanding throughout each period.

                                     Six Months Ended
                                      June 30, 2003           Years Ended December 31,
                                      (Unaudited)    2002      2001     2000     1999    1998
----------------------------------------------------------------------------------------------
Net asset value,
  beginning of period                  $  1.00  $  1.00    $ 1.00   $ 1.00   $ 1.00   $  1.00
                                       -------------------------------------------------------
  Income from investment operations:
    Net investment income                  -(a)    0.01     0.04     0.06      0.05      0.05
  Less distributions:
    Dividends from net
      investment income                    -(a)   (0.01)   (0.04)   (0.06)    (0.05)    (0.05)
                                       -------------------------------------------------------
Net asset value,
  end of period                        $  1.00   $ 1.00   $ 1.00   $ 1.00    $ 1.00   $  1.00
                                       =======================================================
Total return*                             0.39%    1.47%    3.77%    5.84%     4.60%     5.05%
                                       =======================================================

Ratios/Supplemental Data:
Net assets, end of period
  (in thousands)                       $ 3,077   $3,004   $2,455   $2,000    $1,601   $ 1,270
Ratio of expenses to
  average net assets**                    0.50%    0.50%    0.50%    0.50%     0.50%     0.50%
Ratio of expenses to
  average net assets before
  fee waivers and expense
  reimbursements**                        1.40%    1.45%    1.50%    1.62%     2.72%     2.89%
Ratio of net investment
  income to average
  net assets**                            0.79%    1.32%    3.60%    5.70%     4.52%     4.93%
Ratio of net investment
  income to average net
  assets before fee waivers
  and expense reimbursements**          (0.11%)    0.37%    2.60%    4.58%     2.30%     2.54%


(a)Amount is less than $0.005

*Total return not annualized for periods less than one full year

**Annualized for periods less than one full year

See accompanying Notes to Financial Statements.


--------------------------------------------------------------------------------
INVESTORS MARK SERIES FUND SEMIANNUAL REPORT                                  58
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SUPPLEMENTAL INFORMATION
--------------------------------------------------------------------------------
JUNE 30, 2003 (UNAUDITED)

Shareholder Meeting

On March 28, 2003, a Special Meeting of the shareholders of the Investors Mark Series Fund was held. The matters considered at the meeting, altogether with the actual vote tabulations relatingto such matters are as follows:

Proposal 1:

To elect eight Directors for the Fund to hold office until their successors are duly elected and qualified or until their earlier resignation or removal.

                                        NUMBER OF    NUMBER OF
DIRECTOR                                VOTES FOR  VOTES WITHHELD
-----------------------------------------------------------------
T. Geron Bell                           6,579,730         259,225
Norse N. Blazzard                       6,579,730         259,225
Sandra J. Hale                          6,579,730         259,225
Ronald James                            6,579,730         259,225
William H. Russell                      6,579,730         259,225
H. David Rybolt                         6,579,730         259,225
James Seward                            6,579,730         259,225
Jay H. Wein                             6,579,730         259,225

Proposal 2:

To approve a new Investment Advisory Agreement between the Fund on behalf of each Portfolio and Investors Mark Advisor, LLC.

                                         FOR     AGAINST  ABSTAIN
-----------------------------------------------------------------
Large Cap Value                         320,559        -   44,339
Large Cap Growth                        405,244        -   10,640
Mid Cap Equity                          291,759        -   26,346
Small Cap Equity                        444,187        -   15,645
Growth & Income                         529,815    4,502    8,641
Balanced                                442,497        -        -
Intermediate Fixed Income               522,717        -   14,992
Global Fixed Income                     642,589        -   90,754
Money Market                            2,952,452      -   71,277

Proposal 3:

To approve a new Sub-Advisory Agreement between Investors Mark Advisor, LLC and David L. Babson & Company Inc.

                                         FOR     AGAINST  ABSTAIN
-----------------------------------------------------------------
Large Cap Value                         320,559        -   44,339
Large Cap Growth                        404,055    1,036   10,794
Mid Cap Equity                          291,759        -   26,346
Small Cap Equity                        444,187        -   15,645
Growth & Income                         528,310    6,006    8,641
Balanced                                442,497        -        -
Intermediate Fixed Income               522,717        -   14,992
Global Fixed Income                     642,589        -   90,754
Money Market                          2,952,452        -   71,277


--------------------------------------------------------------------------------
JUNE 30, 2003                                                                 59
--------------------------------------------------------------------------------

                      This page left blank intentionally.

ITEM 2. CODE OF ETHICS.

     Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so. ONLY EFFECTIVE FOR ANNUAL REPORTS WITH PERIODS ENDING ON OR AFTER JULY 15, 2003.

ITEM  3.  AUDIT  COMMITTEE  FINANCIAL  EXPERT.

      (a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

               (i) Has at least one audit committee financial expert serving on its audit committee; or

               (ii) Does not have an audit committee financial expert serving on its audit committee.

          (2) If the registrant provides the disclosure required by paragraph
          (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

               (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

               (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a- 2(a)(19)).

          (3) If the registrant provides the disclosure required by paragraph
          (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

ONLY EFFECTIVE FOR ANNUAL REPORTS WITH PERIODS ENDING ON OR AFTER JULY 15, 2003.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a)  Disclose, under the caption Audit Fees, the aggregate fees billed for
                                      ----------
each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

     (b)  Disclose, under the caption Audit-Related Fees, the aggregate fees
                                      ------------------
billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     (c) Disclose, under the caption Tax Fees, the aggregate fees billed in each
                                     --------
of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     (d)  Disclose, under the caption All Other Fees, the aggregate fees billed
                                      --------------
in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     (e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

          (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

     (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

     (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

     (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ONLY EFFECTIVE FOR ANNUAL REPORTS WITH PERIODS ENDING ON OR AFTER DECEMBER 15, 2003.

ITEMS 5-6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities. NOT APPLICABLE.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

     (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

IN THE OPINION OF THE PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER, BASED ON THEIR EVALUATION, THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE (I) THAT MATERIAL INFORMATION RELATING TO THE REGISTRANT, INCLUDING ITS CONSOLIDATED SUBSIDIARIES, IS MADE KNOWN TO THEM BY OTHERS WITHIN THOSE ENTITIES, PARTICULARLY DURING THE PERIOD IN WHICH THIS REPORT IS BEING PREPARED; AND (II) THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

     (b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL HALF-YEAR (THE REGISTRANT'S SECOND FISCAL HALF-YEAR IN THE CASE OF AN ANNUAL REPORT) THAT HAVE MATERIALLY AFFECTED OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 10. EXHIBITS.

     (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

     (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. NOT APPLICABLE - ONLY EFFECTIVE FOR ANNUAL REPORTS WITH PERIODS ENDING ON OR AFTER JULY 15, 2003.

     (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2). CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002 ARE ATTACHED HERETO.

     (b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940. CERTIFICATIONS PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002 ARE ATTACHED HERETO.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     Investors Mark Series Fund, Inc.
            ----------------------------------------------------------------

By (Signature and Title)*     /s/ Christopher J. Tomas
                         ---------------------------------------------------
                                       Christopher J. Tomas, Treasurer

Date     September 8, 2003
    ------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ Christopher J. Tomas
                         ---------------------------------------------------
                                       Christopher J. Tomas, Treasurer

Date     September 8, 2003
    ------------------------------------

By (Signature and Title)*     /s/ Jennifer Lammers
                         ---------------------------------------------------
                                       Jennifer Lammers, Treasurer

Date     September 8, 2003
    ------------------------------------


* Print the name and title of each signing officer under his or her signature.